  As filed with the Securities and Exchange Commission on: February 25, 1999
                              File No: 333-57069

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                AMENDMENT NO. 1
                                      TO
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                          FFP NEW HORIZONS FUND, INC.
              (Exact Name of Registrant as specified in charter)

                   15455 Conway Road, Chesterfield, Missouri,         63017
                   (Address of Principal Executive Offices)        (Zip Code)

      Registrant's Telephone Number, including Area Code:  (314) 537-1040

                   Name and Addresses of agent for service:
                                 Roy M. Henry
                          FFP Advisory Services, Inc.
                               15455 Conway Road
                        Chesterfield, Missouri,   63017
                                (314) 537-1040

                                With Copies to:

      Susan E. Bryant, Esq.                      Robert C. Bright, Esq.
      Six Forest Park Drive                      Two Leadership Square
       Post Office Box 444                   211 North Robinson, Suite 810
    Farmington, CT  06034-0444               Oklahoma City, Oklahoma  73102
          (860) 674-0111                             (405) 236-8016
       Fax: (860) 674-0011                        Fax: (405) 232-1660

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement is declared effective.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby registers an indefinite number of shares of common stock, par value $.001 per share, under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to Section 8(a) may determine.

                         FFP NEW HORIZONS FUND, INC.

                             CROSS REFERENCE SHEET
                            (Pursuant to Rule 495)
                           Form N-1A                                  Location in Prospectus
--------------------------------------------------------------------------------------------
Item #                        Item
------                        ----
                                PART A - PROSPECTUS
     1.     Front and Back Cover Pages                            Front and back cover pages
     2.     Risk/Return Summary: Investments, Risks, and
            Performance                                           Summary
     3.     Risk/Return Summary: Fee Table                        N/A
     4.     Investment Objectives, Principal Investment
            Strategies, and Related Risks                         Description of the Portfolios
     5.     Management's Discussion of Fund Performance           N/A
     6.     Management, Organization, and Capital Structure       Management of the Portfolios
     7.     Shareholder Information                               Fund Shares
     8.     Distribution Arrangements                             Distribution of Shares
     9.     Financial Highlights Information                      N/A
                        PART B - STATEMENT OF ADDITIONAL INFORMATION
    10.     Cover Page and Table of Contents                      Cover Page and Table of Contents
    11.     Fund History                                          History of the Fund
    12.     Description of the Fund and its Investments and
            Risks                                                 Description of the Fund, its
                                                                  Portfolios and their Investments and Risks
    13.     Management of the Fund                                Management of the Fund
    14.     Control Persons and Principal Holders of Securities   Control Persons and Principal Holders of Securities
    15.     Investment Advisory and Other Services                Investment Advisory and Other Services
    16.     Brokerage Allocation and Other Practices              Brokerage Allocation and Other Practices
    17.     Capital Stock and Other Securities                    Capital Stock and Other Securities
    18.     Purchase, Redemption and Pricing of Shares            Purchase, Redemption and Pricing of Shares
    19.     Taxation of the Fund                                  Taxation of the Fund
    20.     Underwriters                                          Underwriters
    21.     Calculation of Performance Data                       Calculation of Performance Data
    22.     Financial Statements                                  Financial Statements

                         PART C - OTHER INFORMATION
Information required to be included in Part C of this Registration Statement is included in that Part under the applicable Item number.

                          FFP NEW HORIZONS FUND, INC.
                               15455 CONWAY ROAD
                         CHESTERFIELD, MISSOURI 63017



                        FFP DISCOVERY MERCURY PORTFOLIO
                        FFP DISCOVERY VENUS PORTFOLIO
                          FFP ODYSSEY VENUS PORTFOLIO
                         FFP CENTURY VENUS PORTFOLIO
                       FFP MILLENNIUM MERCURY PORTFOLIO









THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

              The date of this Prospectus is               , 1999
                                             --------------

                               TABLE OF CONTENTS
SUMMARY                                                                     1
     The Portfolios                                                         1
     Investment Goals                                                       1
     Principal Investment Strategies                                        1
     Summary of Principal Risks                                             2

DESCRIPTION OF THE PORTFOLIOS                                               4
     FFP Discovery Mercury Portfolio                                        4
     FFP Discovery Venus Portfolio                                          5
     FFP Odyssey Venus Portfolio                                            6
     FFP Century Venus Portfolio                                            8
     FFP Millennium Mercury Portfolio                                       9
     Principal Strategies and Related Risks                                11

MANAGEMENT OF THE PORTFOLIOS                                               16
     Investment Adviser                                                    16
     Subadviser                                                            16
     Portfolio Management                                                  17
     Legal Proceedings                                                     18

FUND SHARES                                                                18
     Purchase and Redemption of Shares                                     18
     Net Asset Value                                                       19
     Dividends and Distributions                                           19
     Tax Matters                                                           19

DISTRIBUTION OF SHARES                                                     19
     Underwriter                                                           19
     Contract Holder Services Plan                                         20
     Distribution Plan                                                     20
     Sales Charges                                                         20

                                                                              i


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                              SUMMARY
THE PORTFOLIOS

All of the Portfolios described in this document are part of an open-end management investment company. Open-end management investment companies are often called mutual funds. Each Portfolio is a fund of funds, which means that it will invest in shares of other investment companies. The Portfolios will usually invest most of their assets in shares of other mutual funds.
Some of the Portfolios may buy shares of other types of investment companies such as closed-end funds or unit investment trusts. We refer to all types of investment companies as `funds' in this document. We call funds that invest at least 65% of their assets in stock or securities that can be converted to stock equity funds and we call funds that invest at least 65% of their assets in debt or other fixed income obligations fixed income funds.

You may invest in these Portfolios only through a variable annuity contract or variable life insurance policy, which you purchase from an insurance company.

INVESTMENT GOALS

The Portfolios have the following investment goals:

* FFP Discovery Mercury Portfolio seeks capital appreciation consistent with moderate to high risk.

* FFP Discovery Venus Portfolio seeks capital appreciation consistent with moderate risk.

* FFP Odyssey Venus Portfolio seeks growth of capital consistent with moderate risk.

* FFP Century Venus Portfolio seeks growth of capital consistent with low to moderate risk.

* FFP Millennium Mercury Portfolio seeks capital appreciation consistent with moderate to high risk.

PRINCIPAL INVESTMENT STRATEGIES

* FFP Discovery Mercury Portfolio seeks to achieve its investment goal by investing primarily in shares of a number of passively managed funds, each of which is designed to track a specific equity index or basket of equity securities. The Investment Adviser uses Modern Portfolio Theory to select asset classes for the Portfolio.

* FFP Discovery Venus Portfolio seeks to achieve its investment goal by investing primarily in shares of a number of passively managed funds, each of which is designed to track a different equity or fixed income index or equity or fixed income basket of securities. The Investment Adviser uses Modern Portfolio Theory to select asset classes for the Portfolio.

* FFP Odyssey Venus Portfolio seeks to achieve its investment goal by investing primarily in shares of actively managed equity funds or fixed income funds. Those funds will include domestic equity, international equity, corporate bond and government bond mutual funds. The Portfolio may also purchase shares of some closed-end funds that are designed to track specific domestic or non-U.S. equity indices. The Investment Adviser uses a trend setting analysis to select assets for the Portfolio.

* FFP Century Venus Portfolio seeks to achieve its investment goal by investing primarily in shares of a limited number (usually six to seven) actively managed equity and fixed income funds. Those funds will include equity growth, growth and income, equity income, small company, specialty stock and international stock mutual funds. The Portfolio may also purchase shares of balanced or asset allocation mutual funds.

* FFP Millennium Mercury Portfolio seeks to achieve its investment goal by investing primarily in shares of actively managed equity mutual funds. The Portfolio may also purchase shares of closed-end funds and unit investment trusts which seek to track indices of both domestic and non-U.S. equity securities. The Investment Adviser uses Modern Portfolio Theory to select asset classes for the Portfolio.


SUMMARY OF PRINCIPAL RISKS

* There is no assurance that the Investment Adviser will achieve the investment goals described above for any Portfolio.

*     You may lose money on amounts you invest in a Portfolio.

* The Investment Adviser of the FFP Millennium Mercury Portfolio, FFP Discovery Venus Portfolio and FFP Discovery Mercury Portfolio uses Modern Portfolio Theory in managing the assets of those Portfolios. The Investment Adviser of the FFP Odyssey Venus Portfolio uses a trend setting strategy in managing that Portfolio. There is no assurance that these strategies will achieve the desired returns for these Portfolios.

* FFP Discovery Venus Portfolio and FFP Discovery Mercury Portfolio invest in funds, each of which is intended to track the performance of a specific security index or basket of securities. Index funds will not achieve the same return as the index since the index is not subject to fees and other costs.

* FFP Millennium Mercury Portfolio, FFP Discovery Mercury Portfolio and FFP Odyssey Venus Portfolio invest primarily in mutual funds that invest in stocks. Stocks have a greater potential return than fixed income securities such as bonds, but are more volatile and have more risk of loss than fixed income securities.

* FFP Millennium Mercury Portfolio, FFP Odyssey Venus Portfolio and FFP Century Venus Portfolio are managed to achieve returns that exceed the average returns for the asset classes they hold as measured by the applicable indexes or baskets of securities for those classes. In seeking to exceed average returns there is a risk that the Portfolios could achieve returns that are less than the average, particularly if your payments are held in those Portfolios for a short period of time.

* FFP Millennium Mercury Portfolio, FFP Discovery Venus Portfolio and FFP Discovery Mercury Portfolio may invest a substantial portion of their assets in unit investment trusts and/or closed-end funds. It is not always as easy to sell shares of unit investment trusts or closed-end funds as it is shares of mutual funds due to the different markets in which they trade.

* The Investment Adviser manages the Portfolios as long-term investments. If you keep your variable annuity or variable life payments in a Portfolio for a period shorter than five to seven years, you may receive a return on your payments that is less than what you would receive if you kept them in the Portfolio longer.

* The Portfolios may invest a portion of their assets in funds that invest in securities of non-U.S. companies. Securities of non-U.S. companies have some unique risks due to the different markets in which they trade and changes in the monetary exchange rates between those countries and the U.S.

* Since the Portfolios purchase shares of other funds, there will be a duplication of certain costs. In addition, there is a risk that a Portfolio may not be able to sell the shares it holds in a fund as quickly as it could sell the securities held by the fund the Portfolio held those securities directly. The Investment Adviser has agreed to take a number of precautions to limit any duplication of fees and to protect the liquidity of the Portfolios.

* All securities fluctuate in value. The value of your investment in a Portfolio at any given time may be less than the variable annuity or variable life payments you originally invested in the Portfolio. If you liquidate your investment in a Portfolio when the value is low, you have a greater risk of receiving less than the amount you originally invested.

* The funds in which the Portfolios invest may use strategies such as borrowing against the assets of a Portfolio or acquire securities such as derivatives that involve risks to the Portfolios.

                         DESCRIPTION OF THE PORTFOLIOS

FFP DISCOVERY MERCURY PORTFOLIO

*     PORTFOLIO MANAGERS

      A committee headed by Roy M. Henry.

*     INVESTMENT GOAL

      FFP Discovery Mercury Portfolio seeks capital appreciation consistent with moderate to high risk.

*     IMPLEMENTATION OF GOAL

      The Investment Adviser may invest the total assets of the Portfolio:

      ASSET CLASSES:

      *     65% to 100% in equity funds;

      * up to 35% in fixed income funds, including up to 30% in high yield (junk) bond funds;

      * up to 75% in funds that invest in securities of non-U.S. companies or that trade in in non-U.S. markets.

      TYPES OF FUNDS:

      *     55% to 75% in mutual funds

      *     25% to 45% in unit investment trusts

*     PRINCIPAL STRATEGIES

      The Investment Adviser seeks to meet the investment goal of the FFP Discovery Mercury Portfolio by investing the assets in between 15 and 60 different funds, each of which is intended to track the performance of a specific securities index or basket of securities. The Investment Adviser will select investments that track over 30 different indices and baskets of securities. The indices include over 15 different foreign country indices. They also include indices that track various sectors such as chemicals, energy and technology, real estate, and various types of securities, such as large cap stocks, corporate bonds and high yield (junk) bonds. The Investment Adviser selects the different asset classes and the amounts to invest in each using Modern Portfolio Theory. The Investment Adviser does not seek to track a single index, but instead, using Modern Portfolio Theory, seeks to invest in a variety of different indices to achieve a return that is consistent with moderate to high risk of loss.

*     PORTFOLIO TURNOVER RATE:

      Expected to range from 75% to 125%.

*     SPECIFIC RISKS OF INVESTING IN THE PORTFOLIO

      * FFP Discovery Mercury Portfolio is intended for persons with a moderate to high tolerance for risk.

      * It is not always as easy to sell shares of unit investment trusts or closed-end funds as it is to sell shares of mutual funds.

      * Stocks tend to go up and down in value more than bonds or other debt (fixed income) securities.

      * Generally when interest rates rise the value of bonds and other fixed income obligations will go down.

      * Lower quality (junk) bonds have a greater risk of default than higher quality bonds.

      * Investments in non-U.S. securities are subject to risks in addition to the normal risks of investments.

      All of the above factors can reduce the return you may receive from an investment in the Portfolio. You should review carefully the discussion below in the Section called Principal Strategies and Related Risks. That section discusses the above risks and some additional strategies and risks that could affect the return you receive from an investment in the Portfolio.

FFP DISCOVERY VENUS PORTFOLIO

*     PORTFOLIO MANAGERS

A committee headed by Roy M. Henry.

*     INVESTMENT GOAL

      FFP Discovery Venus Portfolio seeks capital consistent with moderate risk.

*     IMPLEMENTATION OF GOAL

      The Investment Adviser may invest the total assets of the Portfolio:

      Asset Classes

      *     up to 100% in equity assets and/or

      * up to 40% in fixed income assets, including up to 30% in high yield (junk) bond funds;

      * up to 75% in funds that invest in securities of non-U.S. companies or that trade in non-U.S. markets.

      Types of Funds

      *     50% to 85% in mutual funds

      *     15% to 50% in unit investment trusts

*     PRINCIPAL STRATEGIES

      The Investment Adviser seeks to meet the investment goal of the FFP Discovery Venus Portfolio by investing the assets in between 15 and 60 different funds, each of which is intended to track the performance of a specific securities index or basket of securities.
      The Investment Adviser will select investments that track over 30 different indices and baskets of securities. These indices include over 15 different foreign country indices. They also include the S&P 500 and the Dow Jones Industrials, various sectors such as chemicals, energy and technology, and various types of securities or investments, such as real estate, large cap stocks, mid cap stocks, small cap stocks, corporate bonds and high yield (junk) bonds. The Investment Adviser selects the different asset classes and the amounts to invest in each using Modern Portfolio Theory. The Investment Adviser does not seek to track a single index, but instead, using Modern Portfolio Theory, seeks to invest in a variety of different indices to achieve a return that is consistent with moderate risk of loss.

*     PORTFOLIO TURNOVER RATE

      Expected to range from 75% to 125%.

*     SPECIFIC RISKS OF INVESTING IN THE PORTFOLIO

      * FFP Discovery Venus Portfolio is intended for persons with a moderate tolerance for risk.

      * It is not always as easy to sell shares of unit investment trusts or closed-end funds as it is to sell shares of mutual funds.

      * Stocks tend to go up and down in value more than bonds or other debt (fixed income) securities.

      * Generally when interest rates rise the value of bonds and other fixed income obligations will go down.

      * Lower quality (junk) bonds have a greater risk of default than higher quality bonds.

      * Investments in non-U.S. securities are subject to risks in addition to the normal risks of investments.

      All of the above factors can reduce the return you may receive from an investment in the Portfolio. You should review carefully the discussion below in the Section called Principal Strategies and Related Risks. That section discusses the above risks and some additional strategies and risks that could affect the return you receive from an investment in the Portfolio.

FFP ODYSSEY VENUS PORTFOLIO

*     PORTFOLIO MANAGER

      Edward D. Foy.

*     INVESTMENT GOAL

      FFP Odyssey Venus Portfolio seeks growth of capital consistent with moderate risk.

*     IMPLEMENTATION OF GOAL

      The Investment Adviser may invest the total assets of the Portfolio:

*     ASSET CLASSES:

      *     up to 100% in domestic equity funds or

      *     up to 100% in foreign equity funds or

      * up to 100% in bond funds including up to 25% in high yield (junk) bond funds.

      TYPES OF FUNDS:

      *     85% to 100% in mutual funds

      *     up to 15% in closed-end funds

*     PRINCIPAL STRATEGIES

      * The Investment Adviser selects funds for the Portfolio based on an evaluation of current trends in the markets. The Investment Adviser seeks to meet the investment goal of the Portfolio by investing in funds that benefit from current trends and will show positive growth for the Portfolio. The Investment Adviser will divide the assets between equities and fixed income funds based on its analysis of current market and economic conditions and will change that division as market and economic conditions change.
            The Investment Adviser expects to invest the assets of FFP Odyssey Venus Portfolio in between seven to ten different mutual funds. The Investment Adviser generally seeks to keep the assets of the Portfolio balanced among different sectors, different asset classes and different styles of funds.

*     PORTFOLIO TURNOVER RATE

      Expected to range from 75% to 150%.

*     SPECIFIC RISKS OF INVESTING IN THE PORTFOLIO

      * FFP Odyssey Venus Portfolio is intended for persons with a moderate tolerance for risk.

      * It is not always as easy to sell shares of unit investment trusts or closed-end funds as it is to sell shares of mutual funds.

      * Stocks tend to go up and down in value more than bonds or other debt (fixed income) securities.

      * Generally when interest rates rise the value of bonds and other fixed income obligations will go down.

      * Lower quality (junk) bonds have a greater risk of default than higher quality bonds.

      * Investments in non-U.S. securities are subject to risks in addition to the normal risks of investments.

      All of the above factors can reduce the return you may receive from an investment in the Portfolio. You should review carefully the discussion below in the Section called Principal

      Strategies and Related Risks. That section discusses the above risks and some additional strategies and risks that could affect the return you receive from an investment in the Portfolio.

FFP CENTURY VENUS PORTFOLIO

*     SUBADVISER

      Mendel/Sowell Capital Management, Inc.

*     PORTFOLIO MANAGER

      Allan Mendel

*     INVESTMENT GOAL

      FFP Century Venus Portfolio seeks growth of capital consistent with low to moderate risk.

*     IMPLEMENTATION OF GOAL

      The Subadviser may invest the total assets of the Portfolio:

      ASSET CLASSES:

      *     up  to 100% in equity funds; or

      *     up to 100% in balanced, asset allocation or fixed income funds.

      TYPES OF FUNDS:

      *     100% in mutual funds

*     PRINCIPAL STRATEGIES

      FFP Century Venus Portfolio seeks to achieve its investment goal by purchasing shares of a limited number (usually six to seven) funds. The Subadviser selects the funds based on the portfolio managers of the funds. The Subadviser seeks funds with portfolio managers who have been managing the funds for a long period of time and who have achieved performance that is above average in both good and bad markets. The Subadviser does not actively trade the funds in the Portfolio and will keep the funds unless a fund changes its portfolio manager or a fund performs badly over a long period of time.

      The Subadviser will decide how to divide the investments of the Portfolio between equities and other types of funds based on current market and economic conditions. The Subadviser expects initially to invest the assets of the Portfolio in equity funds, including growth, growth and income, equity income, small company, specialty stock, and international funds. However, if the equity stocks become very volatile, the Subadviser may invest some of the assets in balanced and asset allocation funds, which funds invest in a combination of equity and fixed income securities.

*     PORTFOLIO TURNOVER RATE

      Expected to range from 75% to 150%.

*     SPECIFIC RISKS OF INVESTING IN THE PORTFOLIO

      * FFP Century Venus Portfolio is intended for persons with a moderate tolerance for risk.

      * Stocks tend to go up and down in value more than bonds or other debt (fixed income) securities.

      * Generally when interest rates rise the value of bonds and other fixed income obligations will go down.

      * Investments in non-U.S. securities are subject to risks in addition to the normal risks of investments.

      All of the above factors can reduce the return you may receive from an investment in the Portfolio. You should review carefully the discussion below in the Section called Principal Strategies and Related Risks. That section discusses the above risks and some additional strategies and risks that could affect the return you receive from an investment in the Portfolio.

FFP MILLENNIUM MERCURY PORTFOLIO

*     PORTFOLIO MANAGER

      A committee headed by Roy M. Henry.

*     INVESTMENT GOAL

      FFP Millennium Mercury Portfolio seeks capital appreciation consistent with moderate to high risk.

*     IMPLEMENTATION OF GOAL

      The Investment Adviser may invest the total assets of the Portfolio:

      ASSET CLASSES:

      *     65% to 100% in equity funds

      * up to 35% in fixed income funds, including up to 30% in high yield (junk) bond funds;

      * up to 75% in funds that invest in securities of non-U.S. companies or that trade in non-U.S. markets.

      TYPES OF FUNDS:

      *     65% to 95% in mutual funds

      *     up to 35% in closed-end funds

      *     up to 35% in unit investment trusts

      The Investment Adviser will purchase closed-end funds and unit investment trusts only when the Investment Adviser cannot find suitable mutual funds for the Portfolio.

*     PRINCIPAL STRATEGIES

      The Investment Adviser seeks to meet the investment goal of the FFP Millennium Mercury Portfolio by using Modern Portfolio Theory. Using this theory, the Investment Adviser will invest the assets in between 15 and 60 different funds, including

      * funds that primarily emphasize investments in specific industry sectors, such as technology, health or manufacturing;

      * some funds that invest for a specific style, such as growth funds, bond funds or large cap funds; and

      * up to 35% of the total assets in funds that (i) seek to track the return of specific foreign or domestic securities indices, such as the S&P 500 or the Morgan Stanley Capital International indices for various foreign countries, or (ii) seek to track the return of specific baskets of securities such as the securities that make up the Dow Jones Industrial Average.

      The Investment Adviser selects the different asset classes and the amounts to invest in each using Modern Portfolio Theory. The Investment Adviser does not seek to invest for a given style such as growth or income, or to track a single index, but instead, using Modern Portfolio Theory, seeks to invest in a variety of different types of funds to achieve as high a return as possible while maintaining assets that have moderate to high risk of loss.

*     PORTFOLIO TURNOVER RATE

      Expected to range from 75% to 125%.

*     SPECIFIC RISKS OF INVESTING IN THE PORTFOLIO

      * FFP Millennium Mercury Portfolio is intended for persons with a moderate to high tolerance for risk.

      * It is not always as easy to sell shares of unit investment trusts or closed-end funds as it is to sell shares of mutual funds.

      * Stocks tend to go up and down in value more than bonds or other debt (fixed income) securities.

      * Lower quality (junk) bonds have a greater risk of default than higher quality bonds.

      * Investments in non-U.S. securities are subject to risks in addition to the normal risks of investments.

      All of the above factors can reduce the return you may receive from an investment in the Portfolio. You should review carefully the discussion below in the Section called Principal Strategies and Related Risks. That section discusses the above risks and some additional strategies and risks that could affect the return you receive from an investment in the Portfolio.

PRINCIPAL STRATEGIES AND RELATED RISKS

* VOLATILITY. The FFP Millennium Mercury Portfolio, FFP Discovery Mercury Portfolio and FFP Odyssey Venus Portfolio invest primarily in mutual funds that invest in equity securities. Equity securities such as stocks tend to fluctuate in value more than fixed income securities, making them more volatile. Volatile securities have a greater potential return than do bonds or other fixed income securities, but they have more risk than do fixed income securities. Over time, securities that are more volatile tend to provide higher returns than less volatile securities. However, there is no assurance that they will do so.

* FOREIGN SECURITIES. The FFP Odyssey Venus Portfolio and FFP Century Venus Portfolio may invest up to 100% in mutual funds that invest in securities of non-U.S. companies and all of the other Portfolios may invest up to 75% of their total assets in funds that invest in investments in non-U.S. companies. Investments in non-U.S. securities are subject to risks in addition to the normal risks of investments. The value of non-U.S. securities will change as the exchange rate for currency in that country changes. Some countries do not have the same kinds of laws that protect the purchasers of securities, as do countries with more established markets such as the United States. Therefore, there is more risk in purchasing securities issued by companies in those countries. Securities issued in countries that have emerging (newer) markets may fluctuate greatly in value and may be more difficult to sell quickly than securities issued in countries with well established markets. In addition, there may be less information available about non-U.S. issuers, higher transaction costs, settlement delays, and governmental restrictions or controls that can adversely affect the value of non-U.S. securities.

* INVESTMENT GOALS. This document lists investment goals for each of the Portfolios described in this document. There is no assurance that the Investment Adviser will achieve the investment goals described in this document or any other investment goals for the Portfolios.

* FUNDAMENTAL GOALS AND POLICIES. The investment goals are fundamental. A fundamental goal or policy can only be changed with the consent of a majority of the shareholders of the Portfolio as provided by Rules of the Securities and Exchange Commission.

* PERCENTAGE LIMITATIONS AND RESTRICTIONS. The Investment Adviser may change any percentage limit described in this section at any time without the consent of shareholders, unless the limit is described as fundamental.

* CLASSIFICATION OF PORTFOLIOS. All of the Portfolios described in this document are open-end management funds (mutual funds).

* PRIOR EXPERIENCE OF THE INVESTMENT ADVISER. The Investment Adviser and the Subadviser have been managing assets for investors for a number of years. Although they have managed assets in private funds, they have not managed public funds such as the Portfolios in the past.

* ASSET ALLOCATION. The FFP Discovery Mercury Portfolio, FFP Discovery Venus Portfolio and FFP Millennium Mercury Portfolio are designed to be asset allocation funds. That means that the Investment Adviser expects to invest the assets of each Portfolio with the goal

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

      of achieving targeted rates of return with different levels of risk. There is no assurance that this goal will be met.

* INVESTMENTS THROUGH INSURANCE CONTRACTS. You may only invest in the Portfolios through variable annuity contracts and variable life policies that you purchase from insurance companies.

* MIXED AND SHARED FUNDING. The Portfolios will sell their shares to insurance companies as investments under both variable annuity contracts and variable life insurance policies. We call this mixed funding. The Portfolios may also sell shares to more than one insurance company. We call this shared funding. Under certain circumstances, there could be conflicts among the interests of different insurance companies, or conflicts between the different kinds of insurance products using the Portfolios. If conflicts arise, the insurance company with the conflict might be forced to redeem all of its shares in one or more of the Portfolios. If a Portfolio is required to sell a large percentage of its assets to pay for the redemption, it may be forced to sell its assets at a discounted price. The Board of Directors will monitor the interests of the insurance company shareholders for conflicts to attempt to avoid problems.

* FUND OF FUNDS. The Portfolios will be investing in other funds, primarily mutual funds. The number of mutual funds or other choices available to you under variable annuity contracts and variable life insurance policies is ordinarily limited to less than 20. The Investment Adviser believes that by offering you five funds that invest in between six and 60 different funds, you will have more opportunity to spread your risks of investing over a larger number of funds than you would investing in a fund that invests directly in securities. There is a risk that this could result in duplication of certain fees, such as operating costs (e.g., custodial, legal and accounting fees), distribution fees and the brokerage costs of acquiring securities for the funds and for the Portfolios. To limit some of the duplication, each Portfolio will limit the total distribution fees that it charges to 1.5% of the total sales of shares of the Portfolio.

* MODERN PORTFOLIO THEORY. The Investment Adviser of the FFP Millennium Mercury Portfolio, FFP Discovery Venus Portfolio and FFP Discovery Mercury Portfolio manages the Portfolios using what is called Modern Portfolio Theory. Modern Portfolio Theory is a technical strategy that uses asset allocation models to balance the desired amount of return with the amount of risk an investor is willing to assume. The Investment Adviser uses Modern Portfolio Theory to determine, based on the desired risk level for the Portfolio, how to divide the assets of the Portfolios among various asset classes - equities (primarily stocks, both foreign and domestic), fixed income (primarily bonds) and money market instruments, and 30 to 40 subclasses within those classes. Using this strategy, the Investment Adviser determines a targeted asset allocation for each Portfolio. This means deciding the targeted percentage amounts of the assets of each Portfolio that the Investment Adviser wants to invest in each of the subclasses to meet the targeted return for the Portfolio. The targeted return is determined based on the desired risk level for the Portfolio - the lower the risk, the lower the targeted return. Modern Portfolio Theory is a strategy used by the Investment Adviser to seek to achieve the investment goal of the Portfolio. There is no assurance that this strategy will result in the returns expected. similarly, there is no assurance that the strategy will in fact reduce risk at the same rate that it reduces the return of a given Portfolio.

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

* INVESTMENTS IN UNIT INVESTMENT TRUSTS AND CLOSED-END FUNDS. The FFP Millennium Mercury Portfolio, FFP Discovery Venus Portfolio and FFP Discovery Mercury Portfolio may invest a substantial portion of their assets in unit investment trusts and/or closed-end funds. It is not always as easy to sell shares of unit investment trusts or closed-end funds back to the fund or trust (redeem shares) as it is to redeem shares of mutual funds. The shares of closed-end funds and unit investment trusts can usually be sold to other purchasers on the market in the same way that stocks are sold. However, these markets are not always as established as are the markets for stocks. The Investment Adviser will monitor the investments in unit investment trusts and closed-end funds to assure that they do not become illiquid, or if they do become illiquid that the Portfolio does not hold too many illiquid securities.

* PRIOR EXPERIENCE. The Investment Adviser of the Portfolios has significant experience managing privately-held investment companies; however, it has not managed a public investment company such as the Fund. The Investment Adviser has retained persons experienced in managing publicly held funds to assist it in carrying out its duties to the Fund.

* ACTIVE MANAGEMENT. The FFP Millennium Mercury Portfolio, FFP Odyssey Venus Portfolio and FFP Century Venus Portfolio invest primarily in actively managed funds. In actively managed funds, the investment adviser of the fund selects investments that the investment adviser believes will exceed the average return for that specific class of investments. The goal of active management is to exceed the average returns for the class of investment, usually measured by a securities index or other benchmark. There is no assurance that the Portfolios will achieve this goal. There is a risk that the actively managed funds may achieve a return that is less than the average return for the securities in which they invest.

* PASSIVE MANAGEMENT. The Investment Adviser of FFP Discovery Venus Portfolio and FFP Discovery Mercury Portfolio uses a "pure" strategy to seek to meet the investment goal of these Portfolios. A pure strategy means that the investment adviser selects investments such as index funds that seek to track the returns of the index or benchmark that measures the average return for the class of investment. The index fund is passively managed since it selects investments that make up the index it is trying to duplicate, rather than selecting investments that the investment adviser believes will exceed those returns. For example, an index fund that seeks to track the S&P 500 will buy the securities that make up the S&P 500. The Investment Adviser of the FFP Discovery Venus Portfolio and the FFP Discovery Mercury Portfolio actively selects the funds for the Portfolio that the Investment Adviser believes will have returns that correspond most closely to the indices or baskets of securities targeted for the Portfolios. There is a risk that the investments that the Investment Adviser selects may not have returns that correspond closely to the index or basket of securities they seek to track. Furthermore, the indices and baskets of securities are not subject to fees and costs. Passively managed funds do not always achieve the same return as the more actively managed funds, but they do not have the same risk of significantly underperforming the average as do the actively managed funds.

*     LIMITATION ON HOLDINGS.  Rules of the Securities and Exchange
      Commission limit the amount of shares that the Investment Adviser can buy in a single mutual fund. Currently, all Portfolios or other entities advised by the Investment Adviser or affiliated with the Portfolios, together, cannot hold more than 3% of the outstanding shares of any single mutual fund. This restriction could limit the ability of the Investment Adviser to find a sufficient number of mutual funds in a given asset subclass that meet the selection criteria of the Investment Adviser.

* LIMITS ON LIQUIDATION. Rules of the Securities and Exchange Commission provide that a mutual fund may refuse to liquidate more than 1% of its assets at a given time. This rule could limit the ability of the Investment Adviser to liquidate assets quickly if there is a downturn in the market or a drop in the value of that mutual fund. Under certain circumstances, when a Portfolio decides to sell (or redeem) its shares of a mutual fund, the mutual fund may decide to pay for the redemption by giving the Portfolio securities rather than cash. The securities may be difficult to sell resulting in less cash immediately available to the Portfolio.

* SELECTION OF INVESTMENTS. The Investment Adviser evaluates potential investments for the Portfolios based on factors that the Investment Adviser believes will help each Portfolio meet its investment goal. These factors include past performance, investment strategies and investment management. The Investment Adviser will review the specific investments held by the Portfolio regularly to assure that those investments continue to meet the criteria established by the Investment Adviser for selecting investments.

* HOLDING PERIODS. The Portfolios are designed for long term investment. If you hold your investments in the Portfolios for short periods of time, you may have a loss on them when you sell them. The Investment Adviser manages the Portfolios to achieve a targeted return over a period of at least five to seven years. This means that you should expect to keep your investment in the Portfolios for at least five to seven years. If you remove your investment in a Portfolio before that time, you may receive less than your original investment.

* CASH INVESTMENTS. In addition to the investments described above for each Portfolio, the Investment Adviser may keep up to 5% of the total assets of a Portfolio in cash or securities that are as liquid as cash such as money market mutual funds. The Investment Adviser keeps the cash available to meet unexpected expenditures such as redemptions. Investments in cash or similar liquid securities (cash equivalents) generally do not provide as high a return as would assets invested in other types of funds.

* DEFENSIVE POSITIONS. The discussion above describes how the Investment Adviser expects to invest the assets of each Portfolio under normal market conditions. Under extraordinary market conditions, the Investment Adviser may not follow the normal strategies for investing the assets of a Portfolio. The Investment Adviser may take temporary defensive actions to respond to adverse market, economic, political or other conditions. Defensive actions may include moving all assets to cash or cash equivalent investments or taking other extraordinary steps to limit losses. Defensive actions may prevent a Portfolio from achieving its investment goal.

* INVESTMENT COMPANY ASSETS. As used in this document, `equity funds' mean investment companies that have at least 65% of their assets invested in equities. Equities mean common stock and preferred stock. Equities also mean securities that either the holder or the company issuing the security can exchange for common or preferred stock. Similarly, `fixed income funds' mean investment companies that hold at least 65% of their assets in fixed income securities such as bonds.

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

* PORTFOLIO TURNOVER. The Investment Adviser may buy and sell securities for the Portfolio frequently, which increases its "portfolio turnover rate." That rate is the percentage of all the assets of a Portfolio that are bought and sold during a year. The higher the portfolio turnover rate, the higher will be the related transaction costs, such as brokerage costs, charged to the Portfolio. The Investment Adviser expects that the potentially improved performance that the Investment Adviser seeks to achieve from frequent transactions will offset the higher costs; however, higher transaction costs can reduce the return of the Portfolio. The anticipated portfolio turnover rate for each Portfolio is disclosed above. The Investment Adviser does not expect that the turnover rate for any Portfolio will exceed 150%.

* ILLIQUID AND RESTRICTED SECURITIES. Each Portfolio may invest up to 15% of its assets in securities which it cannot easily sell or which it cannot sell quickly (within seven days) without taking a reduced price. We call these securities "illiquid securities." In addition, a each Portfolio may invest in securities that the Portfolio cannot sell unless the Portfolio meets certain requirements under the law or under the terms of the agreements that related to the initial sale of the securities. We call these securities "restricted securities." Restricted securities include securities purchased under Rules of the Securities and Exchange Commission for private offerings and certain securities sold to qualified purchasers. It may take the Investment Adviser more time to sell illiquid or restricted securities than it would take to sell other securities. The Portfolio might be forced to sell the securities at a discount or be unable to sell securities at all that are losing value.

* HIGH-RISK, HIGH-YIELD SECURITIES. The Portfolios may invest in mutual funds which invest more than 25% of their assets in high-yield, high-risk bonds (often called "junk bonds"). The Portfolios will invest no more than 30% of their assets in these mutual funds. Junk bonds are bonds that are issued by small companies or companies with limited assets or short operating histories. These companies are more likely than more established or larger companies to default on the bonds and not pay back the full principal amount. Third parties may not be willing to purchase the bonds from the mutual funds, which means they may be difficult to sell and some may be considered illiquid. Because of these risks, the companies issuing the junk bonds pay higher interest rates than companies issuing higher grade bonds. The higher interest rates can give investors a higher return on their investment.

* MARKET RISKS. The different types of securities purchased and investment techniques used by a Portfolio involve varying amounts of risk. For example, a drop in demand for products in certain parts of the market, such as computers, will lower the value of the stock of those companies. Changes in interest rates charged by the Federal Reserve and the lending banks will affect the value of fixed income securities or bonds. The asset allocation strategies based on Modern Portfolio Theory used by the Investment Adviser in managing some of the Portfolios are intended to reduce market risks by diversifying the assets of those Portfolios.

* YEAR 2000 RISK. There is a risk that computer systems that the Portfolios or their service providers use might not be ready for the year 2000. In some systems, the programs use dates that only include the last two numbers for the year. In that case, the computer program will not be able to tell the difference between 1900 and 2000.
      Reports, pricing or other information might not be available on January 1, 2000. The Portfolios and the Fund have taken actions which they believe will make their systems compatible with the year 2000. In addition, the Fund has obtained representations from service providers that their systems will be ready for the year 2000. Nonetheless, there is a risk that some systems may not be ready or that unanticipated problems could arise once the year 2000 arrives. There is also a risk that companies in which the Portfolios invest may not be ready for the year 2000, which could affect the value of the securities in those companies which the Portfolios hold.

                      MANAGEMENT OF THE PORTFOLIOS

INVESTMENT ADVISER

* BACKGROUND. FFP Advisory Services, Inc. is the Investment Adviser for each Portfolio. The Investment Adviser has its principal office at 15455 Conway Road, Chesterfield, Missouri 63017. The Investment Adviser has been registered as an investment adviser with the Securities and Exchange Commission since 1985. As of June 30, 1998, the Investment Adviser was managing over $700 million in assets for its clients.

* ADVISORY AGREEMENT. The Investment Adviser has entered into an Investment Advisory Agreement with the Fund on behalf of each Portfolio. The Investment Advisory Agreement authorizes the Investment Adviser to direct the investment of the assets of the Portfolios based on the investment goals of each Portfolio. The Investment Adviser selects the assets to be purchased and sold for each Portfolio, selects the broker-dealer or broker-dealers through which the assets are purchased and sold, and negotiates payment of commissions, if any, to those broker-dealers. The Investment Adviser follows the policies set by the Board of Directors for the Portfolios. This Prospectus and the Statement of Additional Information describe these policies. (See the back cover of this prospectus to find out how to get a free copy of the Statement of Additional Information.) The Investment Adviser is also responsible for the operation of each Portfolio, including the supervision of other entities that provide services to the Portfolios such as custodians, accountants and transfer agents.

* COMPENSATION. The Investment Adviser receives a fee, monthly, from each Portfolio for management of the assets of the Portfolio. The Investment Adviser calculates the fee based on the average daily net assets of each Portfolio. The amount is equal to an annual rate of 1.5% of the average daily net assets of the Portfolio. The Investment Adviser may pay a portion of its investment advisory fee to insurance companies for services that the insurance company provides to shareholders in connection with the offer of shares in the Portfolios. These fees are not charged to the Portfolios or to you.

* EXPENSES. The Portfolios are responsible for all of their direct expenses such as fees of custodians, accountants, lawyers, directors and transfer agents. The Investment Adviser has entered into a contract with the Fund, agreeing to reimburse each Portfolio for any fees and expenses (other than brokerage commissions) that a Portfolio incurs that exceed 2.50% of the average daily net assets of the Portfolio. This agreement will remain in effect through May 1, 2000, at which time it may be discontinued or renewed.

SUBADVISER

* SUBADVISORY AGREEMENT. The investment advisory agreement also allows the Investment Adviser to appoint another firm to conduct the day to day management of the assets of the Portfolios. The Investment Adviser has entered into an agreement (Subadvisory Agreement) with Mendel/Sowell Capital Management, Inc. for the management of the FFP Century Venus Portfolio. Under the terms of the Subadvisory Agreement, Mendel Sowell will be responsible for making recommendations for the assets to be purchased and sold for the Portfolio. However, the Investment Adviser will actually invest the assets by selecting the broker-dealer or broker-dealers through which the assets are purchased and sold, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser will follow the policies set by the Investment Adviser and the Board of Directors for the Portfolio.

* BACKGROUND. The Subadviser was formed in 1998 between Allan B. Mendel and William Sowell. The Subadviser has been registered as an investment adviser with the Securities and Exchange Commission since 1998. Prior to the formation of the Subadviser, Allan B. Mendel and William Sowell each had been registered as investment advisers with their own firms. As of December 31, 1998, the Subadviser was managing over $37 million for its clients.

* COMPENSATION. FFP Advisory Services, Inc. as Investment Adviser will be responsible for all other operations involving the Portfolio. The Investment Adviser will pay the Subadviser for its services in managing the Portfolio out of the investment advisory fee the Investment Adviser receives from the Portfolio.

* OFFICES. The principal office of the Subadviser is located at 18 Corporate Hill Drive, Suite 202, Little Rock, Arkansas 72205.

PORTFOLIO MANAGEMENT

* ROY M. HENRY heads the committee that is responsible for the day-to-day management of the assets of the FFP Discovery Venus Portfolio, FFP Millennium Mercury Portfolio and FFP Discovery Mercury Portfolio. Mr. Henry has been in the financial services business since 1980. He has been the principal owner and President of First Financial Planners, Inc. since 1983. He has been the President and a financial planner for FFP Advisory Services, Inc., a registered investment adviser, since 1985 and the President and a registered representative of FFP Securities, Inc., a registered broker-dealer, also since 1985. Mr. Henry currently serves as president and chief operating officer of the International Association of Registered Financial Consultants.

* EDWARD D. FOY is responsible for the day to day management of the assets of the FFP Odyssey Venus Portfolio. Mr. Foy has been in the financial services business since 1980. He established his own firm, Foy Financial Services, Inc. in 1987 where he is currently President. He has been an investment adviser representative of FFP Advisory Services, Inc. and a general securities principal of FFP Securities, Inc. since 1989 and has served on the Advisory Board of First Financial Planners, Inc. since 1991. From 1984 to 1987 he was an account executive with E.F. Hutton & Co. and from 1980 to 1984 he was an account executive with Dain Bosworth, Inc. Mr. Foy is a Registered Financial Consultant with the International Association of Registered Financial Consultants, and a member of International Association for Financial Planning. He currently manages over $300 million in assets of mutual funds, variable annuities and variable life insurance policies as the Manager of the SELECTOR(R) Money Management program for FFP Advisory Services, Inc.

* ALLAN MENDEL of Mendel/Sowell Capital Management, Inc. is responsible for the day to day management of the assets of the FFP Century Venus Portfolio. Mr. Mendel has been involved in the financial services business since 1968. From 1990 to 1998, he was President and owner of Mendel Investment Management Company, a registered investment adviser. From 1998 to the present, he has been Chairman of the Board and co-owner of Mendel/Sowell Capital Management, Inc., also a registered investment adviser. Mr. Mendel has been a registered representative of FFP Securities, Inc. since 1995.

LEGAL PROCEEDINGS

Neither the Fund nor any of the Portfolios is involved in any legal proceedings. The Fund is not aware of any litigation that has been threatened. FFP Advisory Services, Inc., the Investment Adviser, FFP Securities, Inc., the underwriter, and First Financial Planners, Inc., their parent, are involved in several legal matters which they consider part of the
ordinary course of business.   First Financial Planners and its subsidiaries
believe that they have good defenses to the concerns stated in these matters and do not believe that the other parties will win the full amounts they are claiming. In the opinion of First Financial Planners and its subsidiaries, none of these matters involve any liabilities that would affect the ability of the Investment Adviser or the underwriter to carry out their duties for the Fund.

                             FUND SHARES

PURCHASE AND REDEMPTION OF SHARES

* PRICE OF SHARES. Since the Portfolios are available only through variable annuity contracts and variable life insurance policies, only insurance companies may purchase and sell (redeem) shares of the Portfolios. The insurance companies will purchase and sell shares for you when you direct them to do so under the terms of your variable annuity contract or variable life insurance policy. The Portfolios will buy or sell the shares on your behalf, at the price determined at the end of the business day during which the Portfolio receives your order to buy or sell shares from the insurance company. The order must be received by the Portfolio before the close of business of the New York Stock Exchange to receive the price for that day. Orders received after the close of the New York Stock Exchange on a given day will receive the price calculated at the end of the next business day.

* PLACING ORDERS. The prospectus for your variable annuity contract or variable life insurance policy describes the procedures for investing your payments in shares of the Portfolios. You may obtain a copy of that prospectus, free of charge, from your insurance company or from the person who sold you the variable annuity contract or variable life policy.

* SUSPENSION OR REJECTION OF SALES. The Portfolios reserve the right to suspend the offer of shares or to reject any specific request to purchase shares from a Portfolio at any time. The Portfolios may suspend its obligation to redeem shares or postpone payment for redemptions when the New York Stock Exchange is closed or when trading is restricted on the Exchange for any reason, including emergency circumstances established by the Securities and Exchange Commission. The Portfolios reserve the right to pay for large sales of shares (redemptions) by issuing a proportionate share of the fund shares the Portfolios hold under Rules of the Securities and Exchange Commission.

NET ASSET VALUE

We will calculate the value of each share of each Portfolio (net asset value per share) at the close of business of the New York Stock Exchange (usually 4:00 p.m.) every day that the New York Stock Exchange is open for trading.
If the New York Stock Exchange closes before 4:00 p.m., the net asset value is calculated at the time the Exchange closes. We calculate the net asset value by adding the value of all the investments, cash and other assets held by the Portfolio subtracting all liabilities, and then dividing the total by the number of shares outstanding. The Investment Adviser provides this value to the insurance company, which uses it to calculate the value of your interest in your variable annuity contract or variable life insurance policy. The Investment Adviser determines the value of the net assets of the Portfolio by obtaining market quotations, where available, usually from pricing services. Short-term debt instruments maturing in less than 60 days are valued at amortized cost. Securities for which market quotations are not available are valued by such method as the Board of Directors of the Fund
shall determine, in good faith, to reflect the security's fair value.   The
net assets of the Portfolios include dividends and interest that are accrued but not collected. Liabilities include accrued liabilities.

DIVIDENDS AND DISTRIBUTIONS

The insurance companies generally direct that all dividends and distributions of the Portfolios be reinvested in the Portfolios under the terms of the variable annuity contract or variable life policy.

TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code. Subchapter M requirements relate to matters such as diversification of the assets of each Portfolio, sources of income of each Portfolio, and distribution of Portfolio income. If a Portfolio meets the requirements of Subchapter M, the ordinary income and net realized capital gains of that Portfolio that are distributed generally will not be taxed. The prospectus for your variable annuity contract or variable life insurance policy describes the tax treatment of your investment in your variable annuity contract or variable life policy.

                            DISTRIBUTION OF SHARES

UNDERWRITER

FFP Securities, Inc., an affiliate of the Investment Adviser, has been designated the underwriter of the Portfolios' shares. The underwriter will be responsible for the sale of the shares to the insurance companies that offer the Portfolios in their variable annuity contracts and variable life policies. The underwriter will also provide certain services to persons, like you, who select the Portfolios for investment under their variable annuity contracts and variable life policies.

The underwriter will not receive fees for the sale of the shares. The underwriter will receive fees of up to .75% of the average daily net assets of the Portfolios for providing services to the owners of the variable annuity contracts or variable life insurance policies who invest money in the Portfolios. These fees are paid out of the assets of the Portfolios under a Distribution Plan and a

Contract Holder Services Plan between FFP Securities, Inc. and the Fund on behalf of the Portfolios.

CONTRACT HOLDER SERVICES PLAN

The Fund has adopted a Contract Holder Services Plan on behalf of each Portfolio. The Plan allows the Fund to pay fees of up to .25% of the average daily net assets of the Portfolios to compensate FFP Securities, Inc. and its representatives for providing services to you and other persons who have assets invested in the Portfolios through your variable annuity contract or variable life insurance policy. The services include providing information about your investment in the Portfolios, answering questions about reports you receive concerning the Portfolios, educating you about each of the Portfolios in which you have an interest and other similar services. Under the Plan, the Portfolios will pay fees to FFP Securities, Inc. based on the shares of the Portfolios that are being serviced by FFP Securities, Inc.

DISTRIBUTION PLAN

The Fund has also adopted a Distribution Plan on behalf of each Portfolio. Under the Distribution Plan, the Fund may pay fees up to an annual rate of
 .75% of the average daily net assets of each Portfolio (less any amounts paid under the Contract Holder Services Plan) to the underwriter, other broker-dealers or insurance companies as compensation for marketing shares of the Portfolios. The aggregate of the fees that can be paid under both the Contract Holder Services Plan and the Distribution Plan cannot exceed .75% of the average daily net assets of the Portfolios.

The underwriter may pay some or all of the fees it receives under the Distribution Plan and Contract Holder Services Plan to third parties, such as banks, broker-dealers or the insurance companies offering the variable annuity contracts and variable life policies. It will pay the fees for services these entities provide to the Portfolios and you. Since the Portfolios pay the fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

SALES CHARGES

You will not have to pay any fees or sales charges for investing in a Portfolio or for withdrawing money from a Portfolio. You may have to pay sales charges on payments you make to your variable annuity contract or variable life policy or on amounts you withdraw from the contract or policy. The prospectus for the variable annuity contracts or variable life insurance policies you have purchased describes those charges.

This Prospectus sets forth concisely the information about the Fund and each Portfolio that you should know before you invest money in a Portfolio.
Please read this prospectus carefully and keep it for future reference. The Fund has prepared and filed with the Securities and Exchange Commission (Commission) a Statement of Additional Information that contains more information about the Fund and the Portfolios. You may obtain a free copy of the Statement of Additional Information from your registered representative who offers you the variable annuity contract or variable life policy. You may also obtain copies by calling the Fund at 1-800-925-3371 or by writing to the Fund at the following address:



                          FFP NEW HORIZONS FUND, INC.
                               15455 CONWAY ROAD
                         CHESTERFIELD, MISSOURI  63017



The Commission maintains a Web site (http://www.sec.gov) on the Internet that contains the Statement of Additional Information, which is incorporated into this Prospectus by reference, and other information about the Fund and this offering. You can also review and copy those materials at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-800-SEC-0330 (1-800-732-0330).


Information about the purchase and sale of the Portfolio shares and the related costs is included in the prospectus for the variable annuity contracts or variable life policies, which offer the Portfolios as investments.

SEC File No. 333-57069

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                           FFP NEW HORIZONS FUND, INC.

                               AND ITS PORTFOLIOS:

                          FFP ODYSSEY VENUS PORTFOLIO
                          FFP CENTURY VENUS PORTFOLIO
                          FFP DISCOVERY VENUS PORTFOLIO
                        FFP MILLENNIUM MERCURY PORTFOLIO
                         FFP DISCOVERY MERCURY PORTFOLIO



The date of this Statement of Additional Information is ------------------, 1999.

This Statement of Additional Information is not a prospectus. It contains information that supplements the information in the prospectus dated ----------, 1999, for the Fund and its Portfolios. It also contains additional information that may be of interest to you. The prospectus incorporates this Statement of Additional Information by reference. You may obtain a free copy of the prospectus from your registered representative who offered or sold you your variable annuity contract or variable life insurance policy that uses the Portfolios for investment. You may also obtain copies by calling 1-800-925-3371 or by writing to:




                           FFP NEW HORIZONS FUND, INC.
                                15455 CONWAY ROAD
                          CHESTERFIELD, MISSOURI 63017

                 STATEMENT OF ADDITIONAL INFORMATION

                          TABLE OF CONTENTS

HISTORY OF THE FUND                                                    1

DESCRIPTION OF THE FUND, ITS PORTFOLIOS
AND THEIR INVESTMENTS AND RISKS                                        1
      The Fund and its Portfolios                                      1
      Principal Investment Strategies and Risks                        1
      Other Strategies and Related Risks                               6
      Less Significant Strategies and Risks                            7
      Fundamental Policies                                             8
      Nonfundamental Policies                                          9
      Defensive Strategies                                            10
      Portfolio Turnover                                              10

MANAGEMENT OF THE FUND                                                10
      Responsibilities of Directors                                   10
      Management Information                                          11
      Committees                                                      12
      Compensation of Management                                      13

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                   13
      Control Persons and Principal Holders                           13
      Management Ownership                                            14

INVESTMENT ADVISORY AND OTHER SERVICES                                14
      Investment Adviser                                              14
      Subadviser                                                      15
      Principal Underwriter                                           15
      Contract Holder Services Plan                                   15
      Rule 12b-1 Plan                                                 16
      Administrative Services                                         16
      Custody and Investment Accounting                               17
      Transfer Agent                                                  17
      Accountants                                                     17

BROKERAGE ALLOCATION AND OTHER PRACTICES                              17
      Brokerage Transactions                                          17
      Transactions with Affiliates                                    18
      Brokerage Selection                                             18
      Research Services                                               18

                                                                             i



      Bunching and Allocation of Trades                               19

CAPITAL STOCK AND OTHER SECURITIES                                    19
      Series and Classes of Shares                                    19
      Restrictions on Purchase and Sale                               20
      Dividend Rights                                                 20
      Voting Rights                                                   20
      Liquidation Rights                                              22
      Preemptive and Conversion Rights                                22
      Redemption                                                      22
      Liabilities and Assessments                                     22
      Authority of Board of Directors                                 22

PURCHASE, REDEMPTION AND PRICING OF SHARES                            22
      Purchase of Shares                                              22
      Offering Price                                                  23
      Redemption in Kind                                              23

TAXATION OF THE FUND                                                  24

UNDERWRITERS                                                          24
      Distribution of Securities                                      24
      Compensation                                                    24

CALCULATION OF PERFORMANCE DATA                                       24

FINANCIAL STATEMENTS                                                  26

                               HISTORY OF THE FUND

The Fund was formed as a corporation under Maryland Law on May 21, 1998. It has no prior operations or investment history.

                   DESCRIPTION OF THE FUND, ITS PORTFOLIOS
                        AND THEIR INVESTMENTS AND RISKS

THE FUND AND ITS PORTFOLIOS

The Fund is an open-end, management investment company. It is divided into different series or portfolios, each of which has its own assets, investment objectives and policies. Each is managed separately, using distinct strategies appropriate to its objectives and policies. The Fund currently is authorized to offer shares in six Portfolios. It is offering shares in five of those Portfolios with these documents. The Fund may offer additional Portfolios in the future. The Portfolios are all diversified, which means that for 75% of the assets of each Portfolio, no more than 5% are invested in any one issuer and no Portfolio will own more than 10% of any single issuer. This restriction does not apply to investments in other investment companies and therefore, since the Portfolios will generally hold only other investment companies, they will be diversified. The Fund cannot change its classification as an open-end, management investment company without the consent of a majority of its shareholders. A Portfolio cannot change to nondiversified without the approval of a majority of the shareholders of that Portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

GENERAL. The prospectus for the Fund describes the principal strategies the Investment Adviser will use in managing the Portfolios and the risks of those strategies. This Section provides more detail about some of those strategies and about strategies that the Investment Adviser does not consider principal strategies.

DETERMINATION OF LIMITS. The Prospectus and this Statement of Additional Information describe a number of limits and restrictions on the amount of certain assets that the Investment Adviser is allowed to acquire for each Portfolio. The Investment Adviser determines whether a Portfolio complies with a limit or restriction at the time of purchasing the limited or restricted asset or security. If the percentage changes after the initial purchase due to changes in the relative value of securities in the Portfolio or a drop in the net asset value of the entire Portfolio, the Portfolio will not be in violation of the limit or restriction, except for the restriction on illiquid securities. The Investment Adviser will seek to make subsequent purchases or sales of assets so that the limits will be met, as long as the purchases or sales do not compromise the best interests of the Portfolio. The Investment Adviser must monitor the limitation on illiquid securities at all times and at no time may the Portfolio exceed those limits. If the limit is exceeded, the Investment Adviser must immediately take whatever steps it can to reduce the amount of illiquid securities to the appropriate limit.

ASSET ALLOCATION. The Portfolios are designed to be asset allocation funds. This means that the Investment Adviser expects to invest the net assets of each Portfolio with the goal of achieving
targeted rates of return with different levels of risk.   Each of the
Portfolios uses different methods to seek to achieve its targeted return. The Investment Adviser of the FFP Discovery Venus, FFP Millennium Mercury and FFP Discovery Mercury Portfolios uses an investment strategy known as Modern Portfolio Theory. The Investment Adviser of the FFP Odyssey Venus Portfolio uses a trend setting analysis to decide how to invest the assets of the Portfolio. The Subadviser of the FFP Century Venus Portfolio uses more traditional methods to analyze prospective investments for the Portfolio. There is no assurance that these methods will result in the anticipated returns.

MODERN PORTFOLIO THEORY. For the FFP Discovery Venus, FFP Millennium Mercury and FFP Discovery Mercury Portfolios, the Investment Adviser uses an investment strategy known as Modern Portfolio Theory to determine how to divide the net assets of these Portfolios among various asset classes and subclasses. Modern Portfolio Theory is a technical strategy that selects asset classes with the goal of maximizing return and minimizing risk, based on current economic and market conditions. It does not attempt to predict the future of, or time, markets, but recommends a percentage of different asset classes, such as equities, fixed income, and money market instruments that should be held to achieve specified returns over time. The investment philosophy underlying Modern Portfolio Theory is that while it is difficult to predict future movements in market prices, historically the highest investment returns have been achieved over the long term by investing in assets divided among different classes in a balanced manner. The focus is away from individual securities to a consideration of all the assets held. The goal is to reduce risk by investing in a broadly diversified portfolio of investments. However, Modern Portfolio Theory goes beyond just selecting a number of different types of securities to finding types of securities that are distinctly different and that offset each other. Each asset class is considered for a Portfolio based on the impact the asset class will have on both the volatility and return characteristics of the overall assets of the Portfolio.

ASSET CLASSES. As described above, the Investment Adviser of the FFP Discovery Venus, FFP Millennium Mercury and FFP Discovery Mercury Portfolios uses Modern Portfolio Theory to select asset classes for the Portfolios. Asset classes include equities (primarily stocks, both foreign and domestic), fixed income (primarily bonds) and money market instruments, and 30 to 40 subclasses within those classes. The subclasses are based on sectors such as technology and manufacturing, and not on style, such as growth or value. The subclasses can also include other categories such as large cap stocks, real estate, junk bonds and foreign countries. The specific asset allocation for each Portfolio among the asset classes is based on the risk level and related return desired for that Portfolio. The following are the asset classes in which the Investment Adviser currently anticipates investing for these Portfolios; these asset classes may change as the economy and the markets change:

EQUITY:
Domestic Large Caps
Domestic Mid Caps
Domestic Small Caps

FIXED INCOME:
Corporate Bonds
High Yield Bonds

FOREIGN COUNTRY:
Australia
Austria
Belgium
Canada
France
Germany
Hong Kong
Italy
Japan
Mexico
Netherlands
Singapore
Spain
Sweden
Switzerland
United Kingdom

SECTOR:
Basic Materials
Chemicals
Consumer Cyclicals
Consumer Staples
Energy
Financials
Gold/Precious Metals
Health Care
Technology
Telephone
Transportation
Utilities
Real Estate

REVIEW. The Investment Adviser reviews the targeted asset allocations of FFP Millennium Mercury, FFP Discovery Venus, and FFP Discovery Mercury Portfolios at least quarterly using Modern Portfolio Theory to determine if they need to be adjusted based on then current market and economic conditions. The Investment Adviser also reviews the assets actually held by each Portfolio at least monthly to determine if they match the desired percentages in each class. Finally, the Investment Adviser reviews the specific investments held by each Portfolio to determine whether they still meet the Investment Adviser's standards. The Investment Adviser reviews all aspects if there is any significant change in the markets or in the economy. There is no assurance that this procedure will result in the Portfolios meeting their investment objectives.

PASSIVE MANAGEMENT. The Investment Adviser applies an actively-managed strategy to the FFP Odyssey Venus, FFP Century Venus, and FFP Millennium Mercury Portfolios and a passively-managed strategy to the FFP Discovery Venus and FFP Discovery Mercury Portfolios in selecting specific investments for the Portfolios.

PORTFOLIO INVESTMENTS.  Under normal market conditions, the Investment
Adviser expects that it will invest 100% of the net assets of each in a combination of shares of open-end management investment companies
(mutual funds), closed-end management investment companies (closed-end funds) and/or unit investment trusts. The following table provides an estimate of the amount of securities of each Portfolio that will be held in each of the different types of investment companies.

                                ODYSSEY          CENTURY         DISCOVERY      MILLENNIUM       DISCOVERY
TYPE OF SECURITY                 VENUS            VENUS            VENUS          MERCURY         MERCURY
-----------------------------------------------------------------------------------------------------------
Open End Mutual Funds           85-100%          95-100%          50-85%          65-95%          55-75%
-----------------------------------------------------------------------------------------------------------
Closed End Funds                  0-15%               0%              0%           0-35%              0%
-----------------------------------------------------------------------------------------------------------
Unit Investment Trusts               0%               0%          15-50%           0-35%          24-45%
-----------------------------------------------------------------------------------------------------------
Cash/Cash Equivalents              0-5%             0-5%            0-5%            0-5%            0-5%

The actual allocation will depend on the securities available from time to time in the various asset classes and the performance of the securities acquired.

SELECTION OF INVESTMENTS. To meet the targeted asset allocations for each Portfolio, the investment adviser will select funds that invest at least 65% of their assets in the desired asset class, or the investment adviser will select funds that track an index or basket of securities that measures the asset class. The Investment Adviser of the FFP Discovery Venus, FFP Millennium Mercury and FFP Discovery Mercury Portfolios uses quantitative techniques to analyze and rank the funds it considers for investment by a Portfolio. The Investment Adviser analyses the mutual funds by reviewing their historic total return, volatility and operating expenses over various times and under different market conditions. Among other factors, the Investment Adviser considers the amount and kind of assets held by the fund, the experience of persons responsible for management of the assets, and the fund's investment strategies and policies. The Investment Adviser of the FFP Century Venus Portfolio and the Subadviser of the FFP Odyssey Venus Portfolio may use quantitative techniques as well as more traditional analyses of the historical performance of the funds, the type of investments that the funds seek and the manner in which the Investment Adviser or Subadviser believes the funds will perform under current market conditions. The Subadviser of the FFP Century Venus Portfolio focuses on the management of the fund and the performance of the portfolio manager over long periods of time. The Investment Adviser of the FFP Odyssey Venus Portfolio looks at trends in the market and tries to select funds that the Investment Adviser believes will perform well under those market conditions.

STANDARD & POOR'S DEPOSITARY RECEIPTS. The FFP Discovery Venus and the FFP Discovery Mercury Portfolios may invest in Standard & Poor's Depositary Receipts, sometimes called SPDR's. Standard & Poor's Depositary Receipts are interests in a unit investment trust that acquires securities and cash. The trust selects the securities with the goal of duplicating the performance of the Standard & Poor's 500 stock index. These Portfolios may purchase Standard & Poor's Depositary Receipts directly from the unit investment trust, which offers them in larger units called Creation Units, or in the secondary market. To redeem the interests, a Portfolio must accumulate enough Standard & Poor's Depositary Receipts to equal a Creation Unit. On redemption of a Creation Unit, a Portfolio will receive securities and cash equal in value to the purchase price of a Creation Unit that day. The holder of the Standard & Poor's Depositary Receipts cannot redeem them individually, except at the termination of the unit investment trust. Currently, there is a secondary market for the Depositary Receipts. They are listed and traded on the American Stock Exchange in the same manner as other listed securities. There is no assurance that the secondary market will always be available. There is also no assurance that the Standard & Poor's Depositary Receipts will track the stock index they are designed to track.

INDEX-RELATED INVESTMENTS. The FFP Discovery Venus and the FFP Discovery Mercury Portfolios may invest in other instruments that are similar to the Standard & Poor's Depositary Receipts, but that are designed to duplicate other stock indices. These other instruments include units of beneficial interest in the Diamonds Fund, a closed-end fund which invests in securities designed to track the Dow Jones Industrial Average. The Portfolios participate in foreign markets primarily through the purchase of World Equity Benchmark Shares, which are shares of closed end funds that invest in foreign markets. Each of these funds invests in securities listed on a single stock exchange of a foreign country with the goal of duplicating the return of an index that represents that exchange. The Investment Adviser uses these instruments to participate in up to 17 different foreign stock markets. The Investment Adviser also invests in indices designed to track certain sectors such as technology, health care and utilities and certain equity and fixed income classes.

The table below shows the various asset classes in which the Investment Adviser currently anticipates investing and the indices, which the FFP Discovery Venus and the FFP Discovery Mercury Portfolios will seek to duplicate to track those asset classes. The Investment Adviser may not invest in all of the following asset classes or may add additional classes and indices as the market and the economy change.


ASSET CLASS                                                     BENCHMARK INDEX
Australia                                       MSCI Australia Total Return US dollar denominated
Austria                                         MSCI Austria Total Return US dollar denominated
Belgium                                         MSCI Belgium Total Return US dollar denominated
Canada                                          MSCI Canada Total Return US dollar denominated
France                                          MSCI France Total Return US dollar denominated
Germany                                         MSCI Germany Total Return US dollar denominated
Hong Kong                                       MSCI Hong Kong Total Return US dollar denominated
Italy                                           MSCI  Italy Total Return US dollar denominated
Japan                                           MSCI Japan Total Return US dollar denominated
Mexico                                          FT/S&P Mexico Total Return US dollar denominated
Netherlands                                     MSCI Netherlands Total Return US dollar denominated
Singapore                                       MSCI Singapore Total Return US dollar denominated
Spain                                           MSCI Spain Total Return US dollar denominated
Sweden                                          MSCI Sweden Total Return US dollar denominated
Switzerland                                     MSCI Switzerland Total Return US dollar denominated
United Kingdom                                  MSCI UK Total Return US dollar denominated
Basic Materials                                 S&P Basic Materials Total Return
Chemicals                                       S&P Chemicals Total Return
Consumer Cyclicals                              S&P Consumer Cyclicals Total Return

                                                                             5



Consumer Staples                                S&P Consumer Staples Total Return
Energy                                          S&P Energy Total Return
Financials                                      S&P Financials Total Return
Gold/Precious Metals                            S&P Gold & Precious Metals Mining Total Return
Health Care                                     S&P Health Care Total Return
Technology                                      S&P Technology Total Return
Telephone                                       S&P Telephone Total Return
Transportation                                  S&P Transportation Total Return
Utilities                                       S&P Utilities Total Return
Real Estate                                     Wilshire Real Estate Securities Total Return
Domestic Large Caps                             S&P 500 Total Return
Domestic Mid Caps                               S&P Midcap 400 Total Return
Domestic Small Caps                             S&P Smallcap 600 Total Return
Corporate Bonds                                 LB Corporate Total Return
High Yield Bonds                                CS First Boston High Yield Corporate Total Return
MSCI          means Morgan Stanley Capital International
S&P           means Standard & Poors
FT/S&P        means Financial Times Limited, Goldman Sachs & Co.,
              Standard & Poors in conjunction with the
              Institute of Actuaries and the Faculty of Actuaries

OTHER STRATEGIES AND RELATED RISKS

GENERAL. In addition to the principal strategies described above and in the prospectus, the Investment Adviser may use other strategies and investment techniques to increase the return or to provide additional protection to the Portfolios. The mutual funds in which the Portfolios invest may also use these strategies.

BORROWING. The Portfolios may borrow money for temporary or emergency purposes, such as when necessary to cover unanticipated redemptions from the Portfolios. In addition, the Portfolios may borrow money from banks for leveraging, subject to certain restrictions described under Fundamental Policies in this Section, although they currently do not anticipate doing so. Borrowing money increases the assets that a Portfolio has available to invest. If the investments are profitable, the return for the Portfolio is enhanced. However, if the investments lose value, the losses are exaggerated. While borrowing can increase potential returns of a Portfolio, it also exaggerates the amount of losses of a Portfolio if there is a downturn in the market.

SECURITIES LENDING. Each Portfolio may lend its securities or other assets to increase its income, subject to the restrictions described under Fundamental Policies, below. Lending securities means that the Portfolio enters into a transaction with a third party in which the Portfolio lends securities that the Portfolio owns to the third party for a fee. The Portfolio holds other assets of the borrower as collateral to insure the repayment of the securities loaned. Lending Portfolio securities may result in losses to the Portfolio if the borrower does not repay the securities loaned and the Portfolio is unable to sell the collateral for an amount equal to the value of the loaned securities.

LESS SIGNIFICANT STRATEGIES AND RISKS

The Investment Adviser does not anticipate using the strategies listed below for the Portfolios unless the Investment Adviser decides to purchase securities other than management investment companies. If the Investment Adviser decides to do so, the prospectus and the Statement of Additional Information will be appropriately amended. The funds in which the Portfolios invest may use these strategies without limitation.

DERIVATIVES. A derivative is a financial instrument, the value of which is "derived" from or based on some other asset, such as another security or an index of securities. Derivatives include futures, options, forward contracts, swaps, structured notes, and collateralized mortgage obligations. The Portfolios do not expect to use derivatives, including futures or options, in managing the assets of the Portfolios. The funds in which the Portfolios invest may use derivatives for hedging purposes as well as for increasing income. Derivatives include the following:

Options. Options give the purchaser the right to buy or sell a security at a specified price for a specified period of time. Puts give the holder the right to force a party to buy a security at a specified price. Call options are the obligation to sell securities at a specified price when a third party demands. If the party who is subject to a call owns the security, the call is referred to as "covered." If the person will have to buy the security to meet the call, the call is uncovered. Options to purchase securities, put options and covered call options are generally not subject to high risk, but do have the risk that the security will not be worth the stated price or the option will expire without having any value. Under these circumstances, the purchaser of the option would lose the fee paid for the option. Uncovered call options can be highly risky.

Futures. Funds may enter into futures contracts for commodities, securities or securities indices. Futures contracts are two-party agreements that require both parties to perform: one must purchase and one must sell the commodity, security or index position at a specified price and specified time in the future. At the time the futures contract is executed, the parties generally pay only a portion of the full amount that will be due on the settlement date, which is called margin. Futures are subject to higher risks than options, however, since the parties must complete the transaction at settlement. The security, commodity or index may have dropped significantly in value by the settlement date. Furthermore, since futures require only a small payment of margin to enter into the transaction, the risks are similar to those in borrowing, discussed above. The funds may also purchase options on futures and futures on currency or foreign securities. These have all the risks of foreign transactions, futures, and options.

WHEN ISSUED AND DELAYED DELIVERY SECURITIES. Persons may enter into transactions where they agree to buy or sell, at some time in the future, specific equity securities at a stated price or debt securities at a stated yield. These are called delayed-delivery securities. A person may also agree to purchase a security that has not yet been issued but that will be issued some time in the future. These securities are called when-issued securities. Delayed delivery and when issued securities can provide benefits where the value increases before the date of delivery or issuance. The purchaser may also receive fees or premiums for entering into these transactions. The risks involved in these transactions, however, include the risk that the assets set aside to meet the commitment lose value and there are insufficient assets to meet the commitment to purchase. A purchaser might be forced to liquidate assets prematurely or at a loss to meet its obligations. There is also a risk that the security may lose value before it is delivered or issued, resulting in a loss to the purchaser.

REPURCHASE AGREEMENTS. The funds may enter into repurchase agreements with domestic banks and broker-dealers. Under a repurchase agreement, the purchaser acquires a debt instrument for a relatively short time. The seller of the debt instrument agrees to repurchase the instrument and the purchaser agrees to resell the instrument at a fixed price and time. The purchaser receives collateral from the seller to back up the seller's agreement to repurchase. There is a risk that the seller may refuse to repurchase the instrument. Although the purchaser holds collateral, the collateral may not be worth the amount paid by the purchaser for the instrument or the purchaser may have difficulty selling the collateral.

ASSET-BACKED SECURITIES. The funds may purchase securities which consist of a share of a specified pool of assets. The assets usually consist of consumer loans, such as credit card debt, automobile loans, home equity loans or recreational vehicle loans. Under these arrangements, the purchaser acquires a share of the loans and receives a share of the principal and interest payments that the consumers pay on the loans. The value of these kinds of securities are reduced if the consumers default on the loans or if the consumers repay the loans earlier than predicted, which reduces the interest earned on the loans.

ZERO COUPON AND PAY-IN-KIND BONDS. The funds may invest in zero coupon bonds and pay-in-kind bonds. Zero coupon bonds are debt securities that pay no cash interest but are sold at substantial discounts from their face value. The price of the bonds increases as they approach maturity. At maturity, the bonds pay the full face value. Pay-in-kind bonds pay all or a portion of their interest in additional debt or equity securities. Zero coupon bonds and pay-in-kind bonds fluctuate more in value when interest rates change than do bonds, which pay a fixed rate of interest in cash until maturity. The value of zero coupon bonds and pay-in-kind bonds appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than they do during times of steady interest rates.

FUNDAMENTAL POLICIES

The Portfolios have adopted the following policies. They are fundamental, which means that they cannot be changed without the consent of a majority of the shareholders of the Portfolio (see the discussion under Voting Rights in the Section on Capital Stock and other Securities to see how a majority vote is determined under Rules of the Securities and Exchange Commission):

SENIOR SECURITIES. The Portfolios may not sell securities that the Securities and Exchange Commission considers "senior securities" under its statutes and rules. Senior securities are generally stock, warrants or debt instruments that give the holders a priority over holders of the shares of the Portfolio in the distribution of the assets of the Portfolio or the payment of dividends by the Portfolio. The Portfolios may undertake activities that the Securities and Exchange Commission, by interpretation or by rule, has determined do not involve issuing senior securities. These activities include borrowing money, subject to the restrictions described below, or paying for shares that are redeemed by distributing a share of assets as described in the Section on Purchase, Redemption and Pricing of Shares.

BORROWING MONEY. A Portfolio may borrow money for leveraging purposes, that is, for the purpose of increasing the amount of money the Portfolio has to invest. A Portfolio may also use derivatives to increase the amount it has to invest. If a Portfolio money, it must be sure the value of the net assets of the Portfolio at the time of the borrowing (including the amounts borrowed), equal at least three times the amount (300%) of all outstanding borrowings. In addition, a Portfolio may borrow money for temporary periods of time or for emergencies. The amount a Portfolio may borrow for temporary periods or emergency purposes cannot exceed 5% of the value of the assets of the Portfolio at the time the Portfolio borrows the money.

UNDERWRITING SECURITIES OF OTHER ISSUERS. The Portfolios will not underwrite securities issued by third parties. The Securities Act of 1933 and rules issued under that Act treat the Portfolios as underwriters of restricted securities that the Portfolios purchase and then sell. The restriction on underwriting by the Portfolios will not prevent the Portfolios from purchasing and selling restricted securities under those provisions of the Securities Act of 1933.

CONCENTRATING INVESTMENTS. The Portfolios will not invest more than 25% in value of their respective net assets in any single industry or group of industries. For purposes of this restriction, the Investment Adviser will not consider mutual funds, closed end funds or unit investment trusts as a single industry based simply on the fact that they are the same kind of investment vehicle. The Investment Adviser will include a Portfolio's investment in a fund as investment in an industry only if more than 25% of the assets of the fund are concentrated in that industry. The Investment Adviser does not include in this restriction securities issued by the U.S. government or any of its agencies or issued by an entity that is considered an instrumentality of the U.S. government.

REAL ESTATE AND COMMODITIES. The Portfolios will not invest directly in real estate or commodities. Although the Portfolios do not currently anticipate doing so, the Portfolios may acquire securities or other financial instruments that are backed by real estate or commodities, such as futures on commodities. The Portfolios may also purchase securities of companies that engage in the real estate business, such as real estate investment trusts, or in the commodities business. It is possible that the Portfolios could acquire an interest in real estate or commodities through a default by the issuer of securities backed by real estate or commodities or by a default of the issuer of a bond secured by real estate or commodities. If that should occur, the Portfolio would attempt to sell the real estate or the commodities as soon as practicable without materially affecting the value of the asset.

MAKING LOANS. The Portfolios may not lend cash held by them; however, they may purchase bonds or other debt instruments. The Portfolios may lend securities held by them as described above under Securities Lending. The Portfolios must limit the value of loaned securities plus all other assets that are loaned, plus any assets subject to repurchase agreements, to one third of the total net assets of the Portfolio.

NONFUNDAMENTAL POLICIES

The Portfolios have adopted other restrictions and limitations described above or in the prospectus. Unless stated otherwise, the Board of Directors of the Fund may change any of those restrictions and limitations without shareholder approval. Generally, you will receive notice of any change by the delivery of an updated prospectus or by notice from the insurance company issuing your variable annuity contract or variable life insurance policy.

DEFENSIVE STRATEGIES

Under extraordinary market conditions, the Investment Adviser may not follow the normal strategies for investing the assets of a Portfolio. The Investment Adviser may take temporary defensive actions to respond to adverse market, economic, political or other conditions, such as putting up to 100% of the net assets in cash or money market instruments. Money market instruments include U.S. Government obligations, repurchase agreements, certificates of deposit, banker's acceptances, bank deposits, other financial institution obligations, commercial paper and other short-term commercial obligations. Defensive strategies may prevent a Portfolio from meeting its objectives, but the strategies may limit the losses of a Portfolio in times of severe economic or market downturns.

PORTFOLIO TURNOVER

As described in the prospectus, the Investment Adviser may buy and sell securities for the Portfolios frequently if the Investment Adviser believes the transactions are necessary to meet the objectives of the Portfolios. This increases the Portfolio turnover rate for the Portfolio, which can increase costs. The Portfolios have only recently been formed and have no prior operating history; therefore, they have no prior Portfolio turnover rates to report. The Investment Adviser does not expect that the turnover rate for any Portfolio will exceed 150%.

                        MANAGEMENT OF THE FUND

RESPONSIBILITIES OF DIRECTORS

The Board of Directors of the Fund provides broad supervision over the affairs of the Fund and the Portfolios as provided by the Investment Company Act of 1940, the General Laws of the State of Maryland governing corporations, the Articles of Incorporation of the Fund and its Bylaws. The directors approve contracts with the Investment Adviser, underwriter, custodians and other service providers on behalf of the Portfolios. The directors also set broad policies for the management of the Portfolios.

MANAGEMENT INFORMATION

The directors and officers of the Fund and their respective backgrounds are as follows:


                                    POSITION WITH          PRINCIPAL OCCUPATION                   CURRENT POSITIONS
NAME AND ADDRESS<F**>        AGE        FUND                   PAST 5 YEARS                        WITH AFFILIATES

Roy M. Henry<F*>             59       Director           Employed in the financial         Chairman of the Board of Directors
                                      President          services and financial            and President, FFP Advisory
                                                         planning fields for more          Services and First Financial
                                                         than the past 5 years as          Planners, Inc.; Chairman of the
                                                         chief executive officer           Board, President and Treasurer,
                                                         of First Financial Planners,      FFP Securities, Inc.
                                                         Inc. and all subsidiaries,
                                                         registered principal of FFP
                                                         Securities, Inc., and registered
                                                         investment adviser representative
                                                         of FFP Advisory Services, Inc.

Robin H. Rodermund           33       Secretary          Since 1988, Senior Vice           Senior Vice President,
                                                         President of First Financial      FFP Advisory Services, Inc.
                                                         Planners, Inc. and a registered
                                                         representative of FFP
                                                         Securities, Inc.

Christopher V. Meitz         27       Vice President     Compliance officer of First       Sr. Vice President -
                                      Assistant          Financial Planners, Inc.,         Compliance of First Financial
                                      Secretary          registered representative         Planners, Inc.; compliance
                                      Assistant          of FFP Securities, Inc., and      officer, FFP Advisory
                                      Treasurer          registered investment adviser     Services, Inc.
                                                         representative of FFP Advisory
                                                         Services, Inc. (4/95 to
                                                         present); assistant manager,
                                                         Camelot Music, Florissant,
                                                         MO (8/92 - 5/95); student
                                                         (8/90 - 6/95).

Bryan P. Davis               27       Vice President,    Compliance Director,              Director and Sr. Vice
                                      Treasurer and      First Financial Planners,         President, First Financial
                                      Assistant          Inc. since 1/95; registered       Planners, Inc.; Chief
                                      Secretary          representative of FFP             financial officer, FFP
                                                         Securities, Inc., since 1/94;     Advisory Services, Inc.;
                                                         registered principal of FFP       Chief financial officer
                                                         Securities, Inc. since 2/94       and Secretary, FFP
                                                         and registered financial          Securities, Inc.
                                                         principal of FFP Securities,
                                                         Inc. since 5/95; Student
                                                         3/92 -6/93.

Dennis W. Sheehan            65       Director           Director and Chairman of the      None
Box 2032                                                 Board of Allied Healthcare
Tappahannock, VA                                         (manufacturer and distributor
22560-2032                                               of medical gas delivery and
                                                         associated medical products)
                                                         since 1992; director, AXIA
                                                         Incorporated (manufacturer and
                                                         distributor of industrial
                                                         products) since 1984; director,
                                                         CST Incorporated (processor and
                                                         distributor of office paper
                                                         products) since 1996.

                                                                            11




                                    POSITION WITH          PRINCIPAL OCCUPATION                   CURRENT POSITIONS
NAME AND ADDRESS<F**>        AGE        FUND                   PAST 5 YEARS                        WITH AFFILIATES

Joseph Pulitzer IV           49       Director           Columnist; Consultant for         None
23 East Brundage #17                                     business management and
Sheridan, WY 82801                                       marketing (7/15/93 to present);
                                                         Vice President, Administration
                                                         of Pulitzer Publishing Company
                                                         (4/15/86-4/8/95)

S. Wesley Fordyce            42       Director           Vice President, Riparian          None
2701 Shackelford Rd.                                     Research Fund (communications
Florissant, MO 63031                                     satellites) since 1993; Owner,
                                                         Weezer's Produce (farming) since
                                                         1988

John M. Soukup<F*>           44       Director           President, First Variable Life    None
First Variable Life                                      Insurance Company (6/97 to
2122 York Road, Suite 300                                present); President, First
Oak Brook, IL 60523                                      Variable Advisory Services
                                                         Corp.; President/Chairman,
                                                         First Variable Capital Services,
                                                         Inc.; President, Variable
                                                         Investors Series Trust;
                                                         Marketing and development
                                                         officer, Fortis Benefits
                                                         Insurance Company (7/87-6/97)

<F*>Designates persons who are interested persons as defined by the Rules of the Securities and Exchange Commission.

<F**> The address for Roy M. Henry, Robin H. Rodermund, Bryan P. Davis and
Christopher V. Meitz is FFP Advisory Services, Inc., 15455 Conway Road, Chesterfield, Missouri, 63017.

COMMITTEES

The Board has established several committees. The committees, their members and the responsibilities of the committees are as follows:

EXECUTIVE COMMITTEE. The Executive Committee may exercise all powers of the Board of Directors when the Board is not in session in the management of the business and affairs of the Fund except the powers to (i) declare a dividend;
(ii) authorize the issuance of shares; (iii) recommend to shareholders any matter requiring shareholder approval; (iv) amend the Bylaws; or (v) approve any merger or share exchange which does not require shareholder approval.
The members are as follows:

                 Roy M. Henry (Chair)
                 S. Wesley Fordyce
                 Dennis W. Sheehan

NOMINATING COMMITTEE. The Nominating Committee has the responsibility of presenting to the Board of Directors of the Fund names of persons to be nominated to fill vacancies on the Board, which persons are not interested persons of the Fund (Independent Directors) as defined in Section 2(a)(19) of the 1940 Act. The members are as follows:

                 Dennis W. Sheehan (Chair)
                 S. Wesley Fordyce
                 Joseph Pulitzer IV

AUDIT COMMITTEE. The audit committee has the responsibility of (i) reviewing the financial statements for the Fund at least quarterly; (ii) making recommendations regarding the hiring and fees to be paid to the Fund's independent certified public accountants; (iii) meeting with the Fund's independent accountants prior to the Board's annual meetings to review the operations of the Fund; (iv) working with the Fund's independent accountants regarding any issues related to the operations of the Fund; and (v) otherwise being available as contacts for the independent accountants for the Fund.
The members are as follows:

                 S. Wesley Fordyce (Chair)
                 Joseph Pulitzer IV
                 Dennis W. Sheehan

VALUATION/PRICING COMMITTEE. The valuation committee has the responsibility of overseeing the determination of the net asset value of the Fund's Portfolios and the calculation of the value of any debt instrument, share of stock, or other Portfolio security or asset, in cooperation with the Fund's Pricing Agent (if any) and the Investment Adviser's pricing committee. The members are as follows:

                 Roy M. Henry (Chair)
                 S. Wesley Fordyce

COMPENSATION OF MANAGEMENT

The table below describes the compensation estimated to be paid by the Fund during the current fiscal year to each of the directors who is not an interested person of the Fund. None of the officers or directors who is an interested person receives compensation from the Fund.

                                                                                                   TOTAL
                                AGGREGATE            PENSION OR              ESTIMATED          COMPENSATION
                              COMPENSATION           RETIREMENT           ANNUAL BENEFITS      FROM FUND AND
     NAME                     FROM FUND<F*>       BENEFITS ACCRUED        UPON RETIREMENT     FUND COMPLEX<F*>

Dennis W. Sheehan                $7,000                 N/A                    N/A                 $7,000

Joseph Pulitzer IV               $7,000                 N/A                    N/A                 $7,000

S. Wesley Fordyce                $7,000                 N/A                    N/A                 $7,000

John M. Soukup                   $7,000                 N/A                    N/A                 $7,000

 <F*>These amounts are estimated.

         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS AND PRINCIPAL HOLDERS

As of the date of this prospectus, First Financial Planners, Inc., a Missouri corporation, owns all of the outstanding shares of the Fund. First Financial Planners, Inc. owns all of the outstanding stock of FFP Advisory Services, Inc. and FFP Securities, Inc., the Investment Adviser and underwriter, respectively, of the Portfolios. Roy M. Henry and his wife, Meredith, jointly own 69.26% of the outstanding shares of Class A Common stock of First Financial Planners, Inc. through a trust and therefore indirectly control the Fund. First Financial Planners, Inc. has agreed to vote any shares it owns in the Fund in the same proportion as the shares owned by unaffiliated shareholders after the effective date of registration of the Fund.

The following persons own 5% or more of the outstanding Class A shares of First Financial Planners, Inc., and therefore indirectly own shares of the
Fund:

Wesley Krebill
Joyce Krebill
Dominic Pisciotta
Barbara Pisciotta

MANAGEMENT OWNERSHIP

All outstanding shares of the Fund and its Portfolios are currently held by First Financial Planners, Inc.

                INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

FFP ADVISORY SERVICES, INC. The Fund and FFP Advisory Services, Inc., a Missouri corporation, have entered into an Investment Advisory Agreement appointing FFP Advisory Services, Inc., the Investment Adviser for each Portfolio. The Investment Adviser is responsible for the management of the assets of each Portfolio based on the investment objectives and policies of each Portfolio.

First Financial Planners, Inc. owns all of the outstanding stock of the Investment Adviser and of FFP Securities, Inc., the underwriter for the Fund. First Financial Planners, Inc. was incorporated in 1983 and is a holding company. See the discussion under Control Persons and Principal Holders of Securities for information on the ownership and control of First Financial Planners, Inc. See also the table under Management of the Fund for information about the officers and directors of the Fund who hold positions as officers or directors with the Investment Adviser, the underwriter and their parent, First Financial Planners, Inc.

COMPENSATION. The Investment Adviser receives a fee equal to an annual rate of 1.5% of the average daily net assets of each Portfolio. The Investment Adviser calculates the fee each day that the New York Stock Exchange is open for business based on the net asset value determined for that day. The fee accrues daily and is paid monthly. The Fund has only recently been formed and no fees have been paid to the Investment Adviser under the Investment Advisory Agreement as of the date of this Statement of Additional Information.

OPERATING EXPENSES AGREEMENT.   Overhead and other costs and expenses that
the Investment Adviser incurs on behalf of all the Portfolios are paid by the Investment Adviser and are not charged to the individual Portfolios. Costs that a Portfolio incurs directly are charged to that Portfolio. The Investment Adviser has entered into an agreement to reimburse each Portfolio for any fees and expenses (other than brokerage commissions) of a Portfolio that exceed an annual rate of 2.50% of the average daily net assets of the Portfolio. This agreement will remain in effect through May 1, 2000, at which time it may be discontinued or renewed.

SUBADVISER

FFP Advisory Services, Inc. has entered into an agreement appointing Mendel/Sowell Capital Management, Inc., an Arkansas corporation, the Subadviser of the FFP Century Venus Portfolio. The Subadviser is responsible for the management of the assets of the Portfolio based on the investment objectives and policies of the Portfolio and for deciding which securities to purchase and sell for the Portfolio. Allan Mendel and William Sowell own all the outstanding shares of the Subadviser. The Subadviser is not controlled by or under common control with FFP Advisory Services, Inc.; however, Allan Mendel is a registered representative of FFP Securities, Inc. The Subadviser is entitled to receive a fee at an annual rate of .25% of the average daily net assets of the Portfolio. The fee is payable by FFP Advisory Services, Inc. and will not be charged to the Fund or the Portfolio.

PRINCIPAL UNDERWRITER

FFP Securities, Inc. has entered into an agreement with the Fund to serve as the underwriter for shares of the Fund. The underwriter is not entitled to compensation for its underwriting services under the Underwriting Agreement. It will receive compensation for providing services to owners of the variable annuity contracts and variable life insurance policies who have investments in the Portfolios under the Contract Holder Services Plan and the Distribution Plans described below. FFP Securities, Inc. maintains its principal office at 15455 Conway Road, 2nd Floor, Chesterfield, Missouri 63017. See the discussion under Control Persons and Principal Holders of Securities for information on the relationships among the underwriter, the Investment Adviser and their affiliates and shareholders. See also the table under Management of the Fund for information on the officers and directors of the Fund who hold positions as officers or directors with the underwriter and its affiliates.

CONTRACT HOLDER SERVICES PLAN

The Fund has adopted a Contract Holder Services Plan on behalf of each Portfolio. Under the Contract Holder Services Plan, the Fund may pay fees up to an annual rate of .25% of the average daily net assets of each Portfolio for providing services to owners of the variable annuity contracts and variable life insurance policies who have investments in the Portfolios.
These services include ongoing education about the Portfolios, information about the interest of the holders in the Portfolios, discussion of the return of each Portfolio, and assistance in asset allocation among the Portfolios. The Fund currently anticipates paying the full amount of .25% of the assets to FFP Securities, Inc. for shareholder servicing. All or a portion of the fee may be paid by FFP Securities, Inc. to its registered representatives who provide the educational and other services to the contract or policy holders.

RULE 12b-1 PLAN

As described in the prospectus, the Fund has adopted a Distribution Plan on behalf of each Portfolio under the provisions of Rule 12b-1 of the Securities and Exchange Commission. Under the Distribution Plan, the Fund may pay fees up to an annual rate of .75% of the average daily net assets of each Portfolio (less any amounts paid under the Contract Holder Services Plan described above) to FFP Securities, Inc. and other broker-dealers or insurance companies as compensation for marketing shares of the Portfolios. The Fund may also use the fees under the Distribution Plan to reimburse certain service costs paid by insurance companies who offer the shares under their variable annuity contracts or variable life insurance policies.

The aggregate of the fees that can be paid under both the Contract Holder Services Plan and the Distribution Plan cannot exceed .75% of the average daily net assets of the Portfolios.

In adopting the Distribution Plan, the Board of Directors of the Fund decided that the plan would benefit the Fund and the holders of the variable annuity contracts or variable life insurance policies who have invested assets in the Portfolios through those contracts and policies. The directors considered various factors, including the nature of the services provided by the broker-dealers, the likelihood that the services would increase the amount of assets held by the Fund, the total fees to be charged to contract and policy holders by the Fund, and the types and costs of similar services provided by other funds similarly situated. The Fund intends that the broker-dealers and their agents who receive these fees will use them to educate potential and existing variable annuity contract or variable life insurance policy holders about the Portfolios, assist the holders of the variable annuity contracts or variable life insurance policies in asset allocation concepts with respect to their interests in the Portfolios, and provide an ongoing source of information about the Fund and the Portfolios. The Board of Directors determined that such services would encourage persons to invest in the Portfolios and would encourage those with assets in the Portfolios to keep those assets to the extent they remain suitable for the holder.

To the extent FFP Securities, Inc. receives fees from the Portfolios, the Investment Adviser and its officers may have an indirect benefit.

ADMINISTRATIVE SERVICES

The Fund and Investment Company Administration L.L.C., a Delaware corporation, have entered into an Administration Agreement appointing Investment Company Administration L.L.C. the administrator for the Portfolios to provide certain administrative services in connection with the management of the operations of the Portfolios, including the preparation and filing of the Fund's regulatory reports and securities filings under state and federal law, the filing of tax returns, and the coordination and payment of Fund and Portfolio related expenses. The Fund is required to pay Investment Company Administration L.L.C. the following annual percentages of the average daily net assets of all the Portfolios it administers on behalf of the Fund for its services under the Agreement:

               .10% of the first $200 million
               .05% of the next $300 million
               .03% of any excess

CUSTODY AND INVESTMENT ACCOUNTING

The Fund has entered into an agreement with Investors Fiduciary Trust Company to act as custodian of the Portfolio securities and to provide accounting services for the Fund. The Custodian is a trust company chartered under the laws of the state of Missouri. Its principal office is located at 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

TRANSFER AGENT

The Fund has entered into an agreement with Investment Company Administration Corporation, an affiliate of Investment Company Administration L.L.C., the Fund Administrator, to act as transfer agent for the Fund shares. The Transfer Agent is a Delaware corporation. Its principal office is located at 4455 East Camelback Road, Phoenix, Arizona 85018.

ACCOUNTANTS

The Fund has appointed Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606-6301 as the public accountants for the Fund and its Portfolios. Ernst & Young LLP will be auditing the financial statements of the Fund and providing related advice to the Fund and the Directors.

               BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

GENERAL. The Investment Adviser purchases securities for each Portfolio in different ways depending on the type of security and the market for it. The following describes the way in which different kinds of securities would be purchased by the Portfolios. At the present time, however, the Investment Adviser expects that the Portfolios will only be purchasing investment company securities including mutual funds, closed end funds and unit investment trusts.

MUTUAL FUND SHARES. The Investment Adviser will purchase Shares of mutual funds directly from the mutual fund distributor or through FFP Securities, Inc. The Investment Adviser does not expect that the Portfolios will pay any sales commissions on the purchase of shares of mutual funds for the Portfolios. The Portfolios may be charged costs for transactions effected through FFP Securities, Inc. The Investment Adviser has agreed that the total of all sales loads paid by the Portfolio will not exceed an amount equal to an annual rate of 1.5% of the average daily net assets of the Portfolio. For purposes of this limitation, the Investment Adviser will include all fees paid by the Portfolio under the Distribution Plan the Fund has adopted under Rule 12b-1.

UNIT INVESTMENT TRUSTS AND CLOSED END FUNDS. Shares of unit investment trusts and closed end funds may be purchased directly from the issuer at the time of the initial offering. Otherwise, shares are purchased in the secondary market. Some of these securities are listed on exchanges and they would be purchased in the same manner as equity securities listed on those exchanges (see Equities below).

TRANSACTIONS WITH AFFILIATES

The Portfolios will use FFP Securities, Inc. to purchase and sell securities for them on an agency basis. FFP Securities, Inc. does not act as a market maker for securities and will not be acting as principal in most transactions made on behalf of the Portfolios. FFP Securities, Inc. will generally be reimbursed for its costs in effecting transactions for the Portfolios, but will not receive commissions on the transactions. In any event, FFP Securities, Inc. may not receive commissions that would exceed the usual and customary broker's commission that would be charged if the transaction were done on an exchange, or 2 percent of the sales price if the sale is part of a secondary distribution of the security, or 1 percent of the sales price if it is done otherwise.

BROKERAGE SELECTION

The Investment Adviser is responsible for selecting the broker dealers through which Portfolio securities are purchased. The Investment Adviser uses its judgment to decide which broker dealer firm, commodity broker or other firm will provide the best service to the Portfolio for each security a Portfolio wants to buy or sell. In deciding which firms provide the best service or 'best execution', the Investment Adviser considers a number of factors, including the cost of the service, the price of the security through that firm, the overall financial quality of the firm, the firm's capacity for handling the transaction, the speed with which the transaction will be completed, research provided by the firm on behalf of the Portfolios, the quality of the reporting for the transaction, and any other services the firm may provide. Best execution does not mean the lowest price available or lowest commission, but means the combination of the factors discussed above, which is appropriate for the specific transaction. The Board of Directors has overall responsibility for assuring that the Investment Adviser obtains best execution for Portfolio transactions and for monitoring commissions paid to broker-dealers by the Portfolios. The Investment Adviser may use its affiliate, FFP Securities, Inc., for some of the transactions in the securities purchased or sold by the Portfolios.

RESEARCH SERVICES

The Investment Adviser may select broker-dealers to execute trades for the Portfolios that provide research and other services to the Investment
Adviser. These services may include research information, analyses and reports about securities, statistical data, advice on the value of securities, as well as equipment or services that provide access directly to such data through third parties. Agreements with these broker-dealers may provide that the broker-dealer may use a portion of the commissions paid by the Portfolios to offset the costs of these services. The Investment Adviser will use research services in managing the assets of the Portfolios. The Investment Adviser may also use the research services in managing accounts of clients other than the Portfolios. The Investment Adviser must at all times assure that the brokerage services of these broker-dealers meet the standards for best execution discussed above. The Board of Directors of the Fund must also oversee these arrangements to assure that they meet the standards imposed by the Securities and Exchange Commission for best execution and that the research services conform to the guidelines established by the Securities and Exchange Commission for such services.

BUNCHING AND ALLOCATION OF TRADES

Although the Investment Adviser will make investment decisions independently for each Portfolio, there will be occasions when more than one client of the Investment Adviser, including other Portfolios, will be purchasing or selling the same security. There are occasions when the price for purchasing the security, or the commissions the Portfolios would pay on the transaction, would be lower if all the trades were combined (bunched or aggregated) in one order. The Investment Adviser will bunch trades of different Portfolios when placing an order with a broker-dealer where the Investment Adviser believes such aggregation is in the best interests of each Portfolio or client.

There may be other occasions where the Investment Adviser is unable to purchase all the securities required to fill all the orders of the Portfolios and other clients. The Investment Adviser must allocate the securities among the Portfolios and clients in a manner that is fair to all parties. The Investment Adviser has adopted procedures for bunching and allocating securities of its clients. These procedures are intended to treat each client equitably and to assure that the best interests of the Portfolios are protected. There may be situations where one Portfolio may be disadvantaged in an isolated case; however, the Investment Adviser believes that all Portfolios will benefit from the procedures over time.

                  CAPITAL STOCK AND OTHER SECURITIES

SERIES AND CLASSES OF SHARES

The Fund has the authority to issue an aggregate of 1,000,000,000 shares of Capital Stock, par value $.001 per share. The 1,000,000,000 shares are classified in the following series, called Portfolios:

               100,000,000 in the FFP Millennium Jupiter Portfolio 100,000,000 in the FFP Millennium Venus Portfolio 100,000,000 in the FFP Millennium Mercury Portfolio 100,000,000 in the FFP Discovery Jupiter Portfolio 100,000,000 in the FFP Discovery Venus Portfolio 100,000,000 in the FFP Discovery Mercury Portfolio 100,000,000 in the FFP Odyssey Jupiter Portfolio 100,000,000 in the FFP Odyssey Venus Portfolio 100,000,000 in the FFP Century Jupiter Portfolio 100,000,000 in the FFP Century Venus Portfolio 100,000,000 in the FFP Conquest Venus Portfolio 100,000,000 in the FFP Conquest Mercury Portfolio

The remaining 300,000,000 shares may be classified in one or more additional Portfolios as the Board of Directors may determine, in its sole discretion. The shares are not divided into classes; however, the Board of Directors may classify or reclassify any unissued shares of the Portfolios into separate classes by the adoption of a resolution designating the relative rights and preferences of the shares of each such class.

RESTRICTIONS ON PURCHASE AND SALE

You may only purchase shares as investments under variable annuity contracts or variable life insurance policies. Only insurance companies offering the variable annuity contracts or variable life insurance policies that use the Portfolios as investments may purchase shares of the Portfolios. The insurance companies purchase shares at the direction of the owners of the variable annuity contract or variable life insurance policy. The insurance companies sell shares back to the Fund at the direction of the owners of the variable annuity contracts or variable life insurance policies. The shareholders cannot transfer the shares to third parties. The Fund does not issue certificates for shares of the Portfolios.

DIVIDEND RIGHTS

The Board of Directors may, from time to time, declare and pay dividends and distributions on the shares of each Portfolio, in such form and in such amount as the Board of Directors, in its sole discretion, may determine. The Board of Directors may declare dividends monthly, annually, or at other times. The Board of Directors will attempt to declare dividends so that the Portfolios comply with the requirements of the Internal Revenue Code for qualifying as regulated investment companies, but they are not required to do so and will not be held liable if they do not meet those requirements. The Portfolios will generally pay all dividends and distributions in cash, though under extraordinary circumstances they may pay in additional shares. The Portfolios will value dividends or distributions that it pays in securities at the current net asset value of the securities determined on the day of payment.

A Portfolio pays dividends and distributions only to shareholders of that Portfolio. The Board of Directors establishes a date and a time for determining the shareholders to whom payment of the dividend or distribution are made (record date). Dividends and distributions are allocated among the shareholders of a Portfolio in proportion to the number of shares of the Portfolio held by each shareholder on the record date; provided, however, that if there are separate classes of shares that bear different expenses, the dividend or distribution is adjusted for those charges and allocated among shareholders of each specific class of shares of the Portfolio. The Portfolios will not pay dividends or distributions on shares for which the Portfolio has not received payment or a completed purchase order as of the record date.

VOTING RIGHTS

Each shareholder is entitled to one vote for each full share and a fractional vote for each fractional share held in the name of the shareholder on the books of the Fund. The shareholders of the Portfolios are the insurance companies issuing the respective variable annuity contracts or variable life insurance policies that offer the Portfolios as investments. Under Rules of the Securities and Exchange Commission, the insurance companies, under most circumstances, must pass the voting rights through to the owners of the variable annuity contracts or variable life insurance policies. The prospectus for the variable annuity contracts or variable life insurance policies describes if and how voting rights are passed to you.

On matters affecting the Fund, all shareholders of all Portfolios vote and matters generally require approval of a majority of the shareholders of all of the Portfolios to pass. Certain matters, such as fee issues, that are different for each Portfolio may require a separate vote by each Portfolio or class of a Portfolio. In addition, the Board of Directors may decide, on any matter put to a vote of shareholders, that the issue affects only a single Portfolio or class of a Portfolio. Under those circumstances, the Board of Directors may require that the shareholders of the Portfolio or class vote separately on the matter.

Shareholders ordinarily do not vote to fill vacancies on the Board of Directors. The remaining directors of the Fund may fill vacancies on the Board of Directors. However, if at any time less than a majority of the directors were elected by shareholders, the Fund must call a meeting of shareholders within 60 days to elect directors. All of the current directors of the Fund were elected by shareholders.

Most issues will pass if they are approved by a majority of the shareholders present at a meeting that is properly called and at which a quorum is present. Rules of the Securities and Exchange Commission state that the Fund or a Portfolio may do the following only if approved by a 'majority of shareholders' as defined by Rules of the Securities and Exchange
Commission:

* execute an investment advisory or subadvisory contract or any amendment to it;

* adopt or amend a service or distribution plan under Rule 12b-1 of the Securities and Exchange Commission;

*     amend any policy that the Portfolio has stated is fundamental;

*     change a Portfolio to nondiversified; or

*     change the fees charged by the Portfolio.

The Investment Company Act of 1940, which is the law governing mutual funds, defines a majority vote of shareholders for the purpose of voting on these matters to mean the vote in person or by proxy of shareholders holding 67% or more of the shares of the Portfolio present in person or by proxy at a meeting of shareholders, if the holders of more than 50% of the outstanding shares are represented in person or by proxy at the meeting. In the alternative, the vote of a majority of shareholders means the vote in person or by proxy of shareholders holding more than 50% of all the outstanding shares. The Portfolio can use whichever method is less to determine if the matter has passed.

The presence in person or by proxy of the holders of one-third of the shares entitled to vote at a meeting of shareholders of the Fund, or if the meeting is of a Portfolio or class, the presence of holders of one-third of the shares of the Portfolio or class, constitutes a quorum. Once a quorum is met at a properly called meeting of shareholders, all business may be addressed.

LIQUIDATION RIGHTS

Each share of a Portfolio represents an equal proportionate interest in the assets of the Portfolio, subject to the liabilities of the particular Portfolio. If the Board of Directors establishes classes of shares in a Portfolio, each class would be charged with its respective expenses. Shares of one Portfolio do not have any rights with respect to the assets of any other Portfolio. In the event any Portfolio is liquidated, the shareholders of the Portfolio will receive a proportionate share of the assets of the Portfolio reduced by the liabilities of the Portfolio. If the Portfolio has been divided into classes, the amount available for liquidation is determined by class. Shareholders of any class of a Portfolio will receive their proportionate share of the net assets of the class. If the Fund is liquidated, all Portfolios and classes of Portfolios will be liquidated in the same manner. In no event will the fact that a shareholder owns shares in one Portfolio entitle that shareholder to participate in a distribution of the assets of any other Portfolio.

PREEMPTIVE AND CONVERSION RIGHTS

Shares have no preemptive or conversion rights.

REDEMPTION

The Fund does not have the right to redeem shares from shareholders except at the request of shareholders.

LIABILITIES AND ASSESSMENTS

The Fund will not issue shares unless it has received full payment for those shares. The shares are not subject to assessments for any additional costs of the Fund or the Portfolios.

AUTHORITY OF BOARD OF DIRECTORS

Under the Articles of Incorporation of the Fund, the Board of Directors has full power and authority to establish and amend the preferences, rights, voting powers, restrictions, limitations on dividends, qualifications, terms and conditions of redemption of the shares of the Portfolios, as the Board of Directors, in its sole discretion, determines from time to time. Certain provisions of the laws and rules governing mutual funds limit this authority. Therefore, under most circumstances, changes that would materially, adversely affect shareholders require the approval of shareholders or would only apply to shares issued after the change has been adopted by the directors and the shareholders have been notified.

              PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES

As discussed above, shares may only be purchased as investments under variable annuity contracts or variable life insurance policies. Only insurance companies offering the variable annuity contracts or variable life insurance policies that use the Portfolios for investments may purchase shares of the Portfolios. The insurance companies purchase shares at the direction of the owners of the variable annuity contract or variable life insurance policy as described in the prospectus for the applicable variable annuity contract or variable life insurance policy. There are no sales charges for the purchase of shares and there are no special plans for the purchase of shares. Purchase orders from the insurance companies generally must be received by 4:00 p.m. Eastern time or the close of business of the New York Stock Exchange, if earlier, to be purchased at the net asset value determined for the Portfolio for that day. Under certain circumstances, a Portfolio may accept purchase orders at the net asset value determined for that day if the order is received from the insurance company after the deadline, but before the opening of the New York Stock Exchange on the next business day. The insurance company must have received the order directing the investment in the Portfolio from the annuity or life insurance policy owner before the close of the New York Stock Exchange.

OFFERING PRICE

As described in the prospectus, the Investment Adviser calculates the value of each share of each Portfolio (net asset value per share) at 4:00 p.m. every day that the New York Stock Exchange is open for business. If the New York Stock Exchange closes before 4:00 p.m., the net asset value is calculated when the Exchange closes. The Investment Adviser takes the value of all investments, cash and other assets held by the Portfolio at the end of the day, subtracts all liabilities, and divides the total by the total number of shares outstanding.

The Investment Adviser determines the value of the assets of the Portfolio by obtaining current market prices for each security for that day from independent sources. The Board of Directors has adopted a valuation schedule for each of the securities included in the Portfolios, indicating how the price should be determined. In general, prices for mutual fund shares will be obtained from NASDAQ for listed open-end funds and from the individual fund's transfer or pricing agent for funds that are not listed on NASDAQ. Prices for other securities that are listed on the stock exchanges or are otherwise actively traded will be obtained from independent pricing services. Short-term debt instruments maturing in less than 60 days are valued at amortized cost. Securities for which market quotations are not available are valued at their fair value. Where possible, the Investment Adviser will obtain two or more independent market quotations for each illiquid or other security that does not have a readily determined market value. The Investment Adviser may use other reasonable methods to determine the value of securities for which there is no ready market. The value of the assets of the Portfolio so determined is then increased by any accrued but uncollected dividends or interest earned on the securities it holds. The total value is then reduced by all liabilities including accrued, but unpaid liabilities such as the investment advisory fee.

REDEMPTION IN KIND

Each Portfolio has the right under the Fund's Articles of Incorporation to issue securities owned by the Portfolio as payment for shares tendered for redemption. The Fund intends to file a notice on behalf of the Portfolios under Rule 18f-1 of the Securities and Exchange Commission. Under that notice, the Fund will agree that, irrespective of its ability to redeem shares by issuing securities, each Portfolio will pay any shareholder cash for redemptions during any ninety-day period up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the ninety day period.

                         TAXATION OF THE FUND

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. If a Portfolio fails to qualify as a regulated investment company under Subchapter M, the Portfolio would be taxed on its net investment income and net capital gains without being able to deduct dividends and distributions paid to shareholders. The tax liability would reduce amounts available for distribution under your variable annuity contract or variable life insurance policy and would reduce the total return of the Portfolio. The Portfolios make every effort to meet the requirements of Subchapter M, which include earning 90% of their income from dividends, interest, and gains from the sale of securities; distributing at least 90% of their net income during each year; and meeting diversification tests.

The variable annuity contract or variable life insurance policy you have purchased must also meet certain requirements to allow the deferral of income tax on earnings of the Portfolio through the annuity contract or life insurance policy. One of those requirements is that the assets of the annuity contract or life insurance policy be adequately diversified as defined by the Internal Revenue Code and interpretations and regulations under the Code. This diversification requirement is different from the diversification requirement under Subchapter M.

                             UNDERWRITERS

DISTRIBUTION OF SECURITIES

The only purchasers of the shares of the Portfolios are insurance companies who issue the variable annuity contracts or variable life insurance policies that include the Portfolios as investments. The insurance companies purchase shares on your behalf when you direct the insurance company to invest your money in a Portfolio under your variable annuity contract or variable life insurance policy. Rules of the Securities and Exchange Commission require all sales of the shares of the Portfolios to be made through an underwriter. Therefore, the Fund, on behalf of the Portfolios, has entered into an underwriting agreement with FFP Securities, Inc., an affiliate of the Investment Adviser, appointing FFP Securities to serve as the underwriter for the sale of shares to the insurance companies. The underwriter has agreed to use its best efforts to sell the shares of the Portfolios on a continuous basis, without compensation.

COMPENSATION

The underwriter is not entitled to and has not received any commissions or other compensation under the terms of the underwriting agreement for selling the shares of the Portfolios. However, the Fund will pay the underwriter and its registered representatives fees at an annual rate of up to .75% of the average daily net assets of the Portfolios under the Distribution Plan and Contract Holder Services Plan described above in the Section Investment Advisory and Other Services.

                         CALCULATION OF PERFORMANCE DATA

The Portfolios have only recently been formed and do not have a sufficient operating history to advertise performance. The performance of the Portfolios depends on a number of factors, including the success of the Investment Adviser in selecting securities that meet the objectives of the Portfolios. The performance of the Portfolios varies daily as net earnings and the value of the assets in the Portfolio vary. The performance of a mutual fund is commonly measured as total return. The Portfolios will use the following formula to calculate performance when applicable:

The average annual compounded rate of return (denoted by T below) is the rate that would equate the initial amount invested to the ending redeemable value according to the formula:

P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)

You may compare the performance of the Portfolios to that of other funds that are comparable to the Portfolios or to indices which represent the asset classes in which the assets of the Portfolios are invested. You may also use financial publications and other sources to obtain a complete view of the performance of the Portfolios. When comparing performance, you should consider all factors that are relevant to performance, such as the securities that make up the index used or that are held by funds to which the Portfolios are compared, the actual type of assets held by other funds to which the Portfolios are compared, and the methods used to value the assets of other funds. You should also remember that indices do not incur any costs and therefore the performance reported for an index may be higher than that of a Portfolio which has management, service and other costs and expenses.

The Portfolio may use information provided by financial services and/or indices in advertising or sales materials. The financial services include:

*     Lipper Analytical Services, Inc.

*     Standard & Poor's Daily Stock Price Index of 500 Common stocks

*     Morningstar, Inc.

Advertisements and other sales literature for the Portfolios may quote total returns which are calculated for periods other than 1-, 5- and 10-year periods required by the Rules of the Securities and Exchange Commission or may quote returns that do not reflect the deduction of all expenses incurred by a Portfolio. The Investment Adviser may use these returns in advertising if the Investment Adviser believes the nonstandard returns are useful. Nonstandard returns are always accompanied by total returns calculated as required by Rules of the Securities and Exchange Commission, which require performance to be calculated for 1-, 5- and 10-year periods with the deduction of all expenses and the assumption that all dividends and distributions are reinvested.

You should distinguish the performance of the Portfolios from the return of the Portfolio you receive through your variable annuity contract or variable life insurance policy. The fees and charges of your contract or policy reduce those rates of return. Total returns for each Portfolio through the variable annuity contract or variable life insurance policy are available from the insurance companies from which you purchased your contract or policy.

                             FINANCIAL STATEMENTS

                          [To be provided by amendment]

                      PART C:  OTHER INFORMATION

ITEM 23.  EXHIBITS
99.a      Amended and Restated Articles of Incorporation of FFP New Horizons
          Fund, Inc.
99.b      Bylaws of FFP New Horizons Fund, Inc.
99.c      Included in 99.a and 99.b, above.
99.d      Investment Advisory Agreements
99.d(1)   Investment Advisory Agreement of FFP New Horizons Fund, Inc.
99.d(2)   Form of Subadvisory Agreement between FFP Advisory Services, Inc. and
          Mendel/Sowell Capital Management, Inc.
99.e      Underwriting and Service Agreement of FFP New Horizons Fund, Inc.
99.f      None
99.g      Custody and Investment Accounting Agreement between Investors
          Fiduciary Trust Company and FFP New Horizons Fund, Inc.
99.h      Material Contracts
99.h(1)   Form of Administration Agreement between FFP New Horizons Fund, Inc.
          and Investment Company Administration LLC
99.h(2)   Form of Transfer Agent Agreement between FFP New Horizons Fund, Inc.
          and Investment Company Administration Corporation.
99.h(3)   Form of Operating Expenses Agreement of FFP New Horizons Fund, Inc.
99.h(4)   Form of Participation Agreement between FFP New Horizons Fund, Inc.
          and First Variable Life Insurance Company
99.h(5)   Form of Service Agreement between FFP New Horizons Fund, Inc. and
          First Variable Life Insurance Company
99.h(6)   Form of Contract Holder Services Plan of FFP New Horizons Fund, Inc.
99.h(7)   Code of Ethics and Insider Trading Policy of FFP New Horizons Fund,
          Inc.
99.h(8)   Year 2000 Project Plan
99.i      Opinion and consent of Law Offices of Robert C. Bright, A Professional
          Corporation<F*>
99.j      None
99.k      None
99.l      Subscription of First Financial Planners, Inc.<F*>
99.m      Distribution Plan of FFP New Horizons Fund, Inc.
99.n      Financial Data Schedules
99.n(1)   FFP Discovery Mercury Portfolio
99.n(2)   FFP Discovery Venus Portfolio
99.n(3)   FFP Odyssey Venus Portfolio
99.n(4)   FFP Century Venus Portfolio
99.n(5)   FFP Millennium Mercury Portfolio
99.o      Not applicable.

<F*>To be furnished by amendment.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Roy M. Henry, President and a director of the Fund, and Meredith E. Henry own 100% of the Roy M. Henry and Meredith E. Henry Living Trust, a Missouri trust, which owns 69.44% of the Class A (voting) common stock of First Financial Planners, Inc., a Missouri corporation which owns 100% of the outstanding voting common stock of the following Missouri corporations which are included in the consolidated financial statements of First Financial Planners, Inc.:

                  FFP New Horizons Fund, Inc.
                  FFP Advisory Services, Inc.
                  FFP Securities, Inc.
                  FFP Tax & Accounting, Inc.
                  FFP Insurance Services, Inc.
                  FFP Estate Plans, Inc.
                  FFP Travel Services, Inc.
                  FFP Real Estate Services, Inc.
                  FFP Energy Services, Inc.
                  US Discount, Inc.
                  FFP Financial Planning Development, Inc.
                  InvestWatch, Inc.
                  FFP Securities of Alabama, Inc., an Alabama corporation
                  FFP Securities of Massachusetts, Inc. a Massachusetts
                    corporation
                  FFP Securities of Mississippi, Inc., a Mississippi corporation FFP Securities of Nevada, Inc., a Nevada corporation
                  FFP Securities of New Mexico, Inc., a New Mexico corporation FFP Securities of Ohio, Inc., an Ohio corporation
                  FFP Securities of Texas, Inc., a Texas corporation

First Financial Planners, Inc. and Roy M. Henry are general partners of the following Missouri limited partnerships and the percentage ownership of First Financial Planners, Inc. as a limited partner is indicated in brackets where that interest is 5% or greater:

                  Occasion Unique   [7.67%]
                  Occasion Unique - deux  [7.43%]
                  Occasion Unique - trois  [8.58%]
                  Occasion Unique - quatre  [9.41%]
                  Occasion Unique - cinq  [11.62%]
                  Occasion Unique - six  [6.81%]
                  Occasion Unique - sept  [7.26%]
                  Occasion Unique - huit
                  Credit d'Impots
                  Credit d'Impots - deux
                  First Financial Planners, Inc. Subordinate Note Offering A First Financial Planners, Inc. Subordinate Note Offering B First Financial Planners, Inc. Subordinate Note Offering C First Financial Planners, Inc. Subordinate Note Offering D First Financial Planners, Inc. Subordinate Note Offering E First Financial Planners, Inc. Subordinate Investment Note
                        Offering
                  Government Backed Note Investment Note Offering
                  FFP Real Estate Services, Inc. Government Collateralized
                        Investment Note Offering
                  FFP Energy Services, Inc. Government Collateralized Investment
                        Note Offering
                  Stock de Premier Order-cinq (Blue Chip Stock-Five)

                  Stock de Premier Order-dix (Blue Chip Stock-Ten)
                  Stock de Premier Order-Five/Ten (Blue Chip Stock - Five/Ten) 3D Seismic Energy Partners 1996A, L.P. [12%]
                  3D Seismic Energy Partners 1997A, L.P.  [12%]
                  High Tech Energy Partners 1997 II  [12%]
                  High Tech Energy Partners 1997 III  [12%]
                  High Tech Energy Partners 1998 I  [12%]
                  High Tech Energy Partners 1998 II  [12%]

First Financial Planners, Inc. is a general partner of the following Missouri Limited Partnerships and owns 80% of the outstanding limited partnership interests:

                  The Select S&P Industrial 15  [80%]
                  The Value Line Growth 25  [80%]

FFP Advisory Services, Inc. is a general partner of Municipal Growth Shares, L.P., a Missouri Limited Partnership and owns 80% of the outstanding limited partnership interests.

FFP Securities, Inc. is a general partner of New Realty Shares, a Missouri Limited Partnership, and owns 80% of the outstanding limited partnership interests.

Roy M. Henry owns 85% of Venture Capital Marketing Associates, Inc., a Missouri corporation; Roy M. Henry owns 100% of R&M Planning, Inc., a Missouri corporation.

ITEM 25. INDEMNIFICATION

The officers and directors of the Fund may be indemnified under the provisions of the Articles of Incorporation of the Fund and under the corporate laws of the State of Maryland. Those provisions generally indemnify the officers and directors for any liabilities or claims made by any parties against them other than acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Fund is authorized to advance reasonable costs to the officers and directors in any matter involving a claim against such officer or director, if it is determined that the party is reasonably likely to be entitled to indemnification. The Underwriting and Service Agreement and the Investment Advisory Agreement entered into by the Fund on behalf of the Portfolios with FFP Securities, Inc. and FFP Advisory Services, Inc., respectively, provide for indemnification of the underwriter and investment adviser, their officers, directors and controlling persons for liabilities incurred in connection with performing their duties under those agreements except for acts resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their obligations under those agreements. The directors have adopted a policy that indemnification must be in compliance with the provisions of the Investment Company Act of 1940.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of FFP
New Horizons Fund, Inc. pursuant to the foregoing provisions, or otherwise, FFP New Horizons Fund, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by the Fund is against public policy as expressed in the Securities Act of 1933 and the Fund will be governed by the court's final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER


                                                 OTHER BUSINESS, PROFESSION,            OTHER POSITIONS AS DIRECTOR,
         NAME AND POSITION WITH                    VOCATION OR EMPLOYMENT               OFFICER, EMPLOYEE, PARTNER OR
          INVESTMENT ADVISER                        SINCE JANUARY 1, 1996               TRUSTEE
Roy M. Henry,<F*> President and                                                         President and Director of FFP
Chief Executive Officer                                                                 Securities, Inc., First Financial
                                                                                        Planners, Inc., FFP Estate Plans,
                                                                                        Inc., FFP New Horizons Fund, Inc.

Robert H. Rodermund, Jr.,<F*>                                                           Senior Vice President and Senior/
Senior Vice President and Secretary                                                     Secretary of FFP Securities,
                                                                                        Inc.; Vice Chairman and
                                                                                        Secretary, First Financial
                                                                                        Planners, Inc.

Robin H. Rodermund,<F*> Senior                                                          Secretary, FFP New Horizons Fund,
Vice President                                                                          Inc.

Christopher V. Meitz,                            Director FFP New Horizons              Vice President, Assistant
compliance officer                               Fund, Inc. (6/98-12/98)                Secretary and Assistant Treasurer
                                                                                        of FFP New Horizons Fund, Inc.

Bryan P. Davis, chief financial                  Director, FFP New Horizons             Chief Financial Officer and
officer                                          Fund, Inc. (6/98-12/98)                Secretary, FFP Securities, Inc.;
                                                                                        Vice President, Treasurer and
                                                                                        Assistant Secretary of FFP New
                                                                                        Horizons Fund, Inc.

<F*>  Robin H. Rodermund is the daughter of Roy Henry; Robin and Robert
      Rodermund are husband and wife.

ITEM 27. PRINCIPAL UNDERWRITERS

(a)   None.
                                                                             4

(b)


        NAME AND PRINCIPAL                   POSITIONS AND OFFICES WITH         POSITIONS AND OFFICES WITH
       BUSINESS ADDRESS<F*>                         UNDERWRITER                           FUND
Roy M. Henry                               Director, President, Chief          Director and President
                                           Executive Officer and
                                           Treasurer

Robert H. Rodermund, Jr.                   Vice Chairman, Sr. Vice             None
                                           President

Bryan P. Davis                             Chief financial officer and         Vice President, Treasurer and
                                           Secretary                           Assistant Secretary

<F*>  The principal business address of all of the officers listed is FFP
      Securities, Inc., 15455 Conway Road, Chesterfield, Missouri 63017.

(c)   None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of the Fund required under Section 31(a) will be kept as follows:

            (1) The records required under Rule 270.31a-1(b)(1) are kept by
                Investment Company Administration Corporation, 4455 East Camelback Road, Suite E261 Phoenix, Arizona 85018 or by Robin
                H. Rodermund, FFP Advisory Services, Inc., 15455 Conway Road, Chesterfield, Missouri, 63017.

            (2) The records required under Rule 270.31a-1(b)(2), (3), (5),
                (6), (7) (8), (9), (10) are kept by Investors Fiduciary Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or by Robin H. Rodermund, FFP Advisory Services, Inc., 15455 Conway Road, Chesterfield, Missouri, 63017.

            (3) The records required under Rule 270.31a-1(b)(4), (11) and (12)
                are maintained by Robin H. Rodermund, FFP Advisory Services, Inc., 15455 Conway Road, Chesterfield, Missouri, 63017.

ITEM 29. MANAGEMENT SERVICES

None

ITEM 30. UNDERTAKINGS

Not applicable.
                                                                             5

                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chesterfield, and State of Missouri on the 22nd day of February, 1999.

                                       Fund: FFP NEW HORIZONS FUND, INC.

                                       By: /s/ ROY M. HENRY
                                           ------------------------------------
                                           Roy M. Henry, President and Director

Pursuant to the requirements of the Securities Act of 1933 this registration statement has been signed below by the following persons in the capacities and on the dates indicated:


      SIGNATURE                 TITLE                   DATE

/s/ DENNIS W. SHEEHAN
-------------------------
Dennis W. Sheehan              Director            February 22, 1999

/s/ JOSEPH PULITZER IV
-------------------------
Joseph Pulitzer IV             Director            February 22, 1999

/s/ S. WESLEY FORDYCE
-------------------------
S. Wesley Fordyce              Director            February 22, 1999

/s/ JOHN M. SOUKUP
-------------------------
John M. Soukup                 Director            February 22, 1999

                                  EXHIBIT INDEX

99.a      Amended and Restated Articles of Incorporation of FFP New Horizons
          Fund, Inc.
99.b      Bylaws of FFP New Horizons Fund, Inc.
99.c      Included in 99.a and 99.b, above.
99.d      Investment Advisory Agreements
99.d(1)   Investment Advisory Agreement of FFP New Horizons Fund, Inc.
99.d(2)   Form of Subadvisory Agreement between FFP Advisory Services, Inc. and
          Mendel/Sowell Capital Management, Inc..
99.e      Underwriting and Service Agreement of FFP New Horizons Fund, Inc
99.f      None
99.g      Custody and Investment Accounting Agreement between Investors
          Fiduciary Trust Company and FFP New Horizons Fund, Inc.
99.h      Material Contracts
99.h(1)   Form of Administration Agreement between FFP New Horizons Fund, Inc.
          and Investment Company Administration LLC.
99.h(2)   Form of Transfer Agent Agreement between FFP New Horizons Fund, Inc.
          and Investment Company Administration Corporation.
99.h(3)   Form of Operating Expenses Agreement of FFP New Horizons Fund, Inc.
99.h(4)   Form of Participation Agreement between FFP New Horizons Fund, Inc.
          and First Variable Life Insurance Company
99.h(5)   Form of Service Agreement between FFP New Horizons Fund, Inc. and
          First Variable Life Insurance Company.
99.h(6)   Form of Contract Holder Services Plan of FFP New Horizons Fund, Inc.
99.h(7)   Code of Ethics and Insider Trading Policy of FFP New Horizons Fund,
          Inc.
99.h(8)   Year 2000 Project Plan
99.i      Opinion and Consent of Law Offices of Robert C. Bright, a
          Professional Corporation.                                                      <F*>
99.j      None
99.k      None
99.l      Subscription of First Financial Planners, Inc.                                 <F*>
99.m      Distribution Plan of FFP New Horizons Fund, Inc.
99.n      Financial Data Schedules
99.n(1)   FFP Discovery Mercury Portfolio
99.n(2)   FFP Discovery Venus Portfolio
99.n(3)   FFP Odyssey Venus Portfolio
99.n(4)   FFP Century Venus Portfolio
99.n(5)   FFP Millennium Mercury Portfolio

<F*>To be furnished by amendment.